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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04815

Ultra Series Fund

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices) (Zip code)

Steven J. Fredricks

Chief Legal Officer & Chief Compliance Officer

Madison Asset Management, LLC

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Certified Financial Statement

Semi-Annual Report

June 30, 2023

ULTRA SERIES FUND

Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Core Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
International Stock Fund
Madison Target Retirement 2020 Fund
Madison Target Retirement 2030 Fund
Madison Target Retirement 2040 Fund
Madison Target Retirement 2050 Fund

Ultra Series Fund | June 30, 2023

Ultra Series Fund | June 30, 2023

PERIOD IN REVIEW

The first six months of 2023 proved to be a very pleasant surprise for investors. After suffering through 2022 where US stocks (S&P 500 Index) dropped -18% and bonds (Bloomberg US Aggregate Bond Index) fell an astonishing -13%, investors entered 2023 fearful that the US economy was on the eve of recession and guarded for further declines in stock prices. Instead, led by a meteoric rise in a handful of very large growth and technology stocks fueled by unbridled optimism for the future of artificial intelligence, the market stood 17% higher at the end of the period. Bond returns paled in comparison, yet at +2%, returned to positive form and a welcome relief for conservative-minded investors.

As alluded to above, the stock market advance was quite narrow, led by the outsized gains of less than 10 companies in the Technology (+43%), Communication Services (+36%) and Consumer Discretionary (+33%) sectors. Feeling left out were the near 200 S&P 500 names that declined over the period and the median stock returned a much more modest +5%. So, while the advance was pleasing overall, the lack of breadth is concerning in terms of the true health of the broader equity market.

The abrupt reversal from extreme pessimism to optimism was remarkable given the period was marked by an increasingly inverted US Treasury yield curve, an additional 0.75% of Federal Reserve (the Fed) rate hikes (to 5% in just 15 months), and the failure of three large US banks (the combined assets of which were larger than the total of the 25 FDIC insured banks that went under in 2008). However, these issues faded to the background as investors took heart in slowing inflation and an increasing belief that any economic slowdown will be minor or avoided altogether. A 6% drop in the Consumer Price Index (CPI), from 9% to 3% over the past year, four consecutive quarters of real GDP growth above 2% and a resilient labor market offer strong arguments in the optimists’ favor. However, monetary policy notoriously works with long and variable lags, and one year ago the lower bound of the Fed Funds rate stood at a mere 1.5%. Meaning, most of the effects of the Fed’s restrictive policy have yet to be felt by the economy. Furthermore, falling inflation can have a dark side, especially when the bulk of corporate America’s expanded revenue growth since the pandemic’s end has been due to expanded pricing power. As inflation turns lower, companies face reduced pricing power while steady wage growth combines to further erode profit margins. Despite the headwinds from dramatically higher interest rates and uncertain future impacts of past monetary policy, stocks ended the period very richly valued at over 19 times estimated next 12-month earnings.

So, while the respite from a woeful 2022 can be relished, big questions remain for the second half of the year. Will a steady jobs market continue to embolden consumers? Will we see more stocks start to participate in the rally? Will investors continue to pay a high premium for stocks in a period of heightened uncertainty and elevated interest rates? Will there be a next shoe after the spring banking crisis? Will a recession be avoided?

The unquestionable good news is that over the past two years yield has been built back into fixed income and investors no longer need to take undue or unnecessary risk to reach for return. With high quality bonds yielding above 5%, and limited prospects for further material increases in interest rates, bonds once again offer a viable alternative to stocks. Within equities, we are firm believers that the highly uncertain economic conditions combined with the elevated valuations imbedded in the broad US equity market provides an ideal environment for risk-aware, active portfolio management.

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

ALLOCATION FUNDS

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the “Target Allocation Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”).The Target Allocation Funds are diversified among a number of asset classes and their allocation among Underlying Funds is based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Conservative Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments (including foreign equity), and 65% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds.

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 4.19% over the 6-month period, compared to its Custom Blended Index return of 6.23%. The Fund underperformed its Morningstar Moderately Conservative Allocation peer group, which returned 6.32%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Bond Funds	69.2%
Foreign Stock Funds	6.6%
Short-Term Investments	3.6%
Stock Funds	22.1%
Net Other Assets and Liabilities	(1.5) %

Moderate Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments (including foreign equity) and 40% fixed income investments. Underlying funds in which the Fund invests may include Funds advised

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds.

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned 5.61% over the 6-month period, compared to its Custom Blended Index return of 9.24%. The Fund underperformed its Morningstar Moderate Allocation peer group, which returned 8.54%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Bond Funds	48.5%
Foreign Stock Funds	11.5%
Short-Term Investments	3.0%
Stock Funds	37.4%
Net Other Assets and Liabilities	(0.4)%

Aggressive Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments (including foreign equity) and 20% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds.

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned 6.87% over the 6-month period, compared to its Custom Blended Index return of 11.68%. The Fund underperformed its Morningstar Moderately Aggressive peer group, which returned 9.69%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Bond Funds	30.2%
Foreign Stock Funds	16.9%
Short-Term Investments	4.8%
Stock Funds	48.9%
Net Other Assets and Liabilities	(0.8)%

Ultra Series Core Bond Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

PERFORMANCE DISCUSSION

The Ultra Core Bond Fund (Class I) returned 2.10% over the 6-month period, compared to its benchmark the Bloomberg U.S. Aggregate Bond Index return of 2.09%. The Fund underperformed its Morningstar Intermediate Core Bond peer group, which returned 2.25%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Asset Backed Securities	3.1%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	2.0%
Corporate Notes and Bonds	30.1%
Foreign Corporate Bonds	4.3%
Long Term Municipal Bonds	2.3%
Mortgage Backed Securities	27.8%
Short-Term Investments	2.5%
U.S. Government and Agency Obligations	24.3%
Net Other Assets and Liabilities	(0.3)%

Ultra Series High Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) returned 3.68% over the 6-month period, compared to its benchmark the ICE BofA U.S. High Yield Constrained® Index’s return of 5.42%. The Fund underperformed its Morningstar High Yield Bond peer group, which returned 4.63%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Bond Funds	3.7%
Communication Services	18.7%
Consumer Discretionary	20.0%
Consumer Staples	8.4%
Energy	4.7%
Financials	12.6%
Health Care	3.6%
Industrials	18.6%
Information Technology	5.2%
Materials	1.5%
Short-Term Investments	9.9%
Utilities	0.9%
Net Other Assets and Liabilities	(7.8)%

Ultra Series Diversified Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultras Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, Real Estate Investment Trusts ("REITs"), foreign market bonds and stocks, and

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

money market instruments. Bonds, stock, and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, non-investment grade securities (i.e., "junk" bonds), and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts ("ADRs") and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSION

The Ultra Series Diversified Income Fund (Class I) returned -0.51% over the 6-month period, compared to its Custom Blended Index return of 9.35%. The Fund underperformed its Morningstar Moderate Allocation peer group, which returned 8.54%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Asset Backed Securities	0.9%
Collateralized Mortgage Obligations	1.6%
Commercial Mortgage-Backed Securities	0.6%
Common Stocks	66.8%
Corporate Notes and Bonds	9.0%
Foreign Corporate Bonds	1.1%
Long Term Municipal Bonds	0.6%
Mortgage Backed Securities	10.0%
Short-Term Investments	1.1%
U.S. Government and Agency Obligations	8.6%
Net Other Assets and Liabilities	(0.3)%

Ultra Series Large Cap Value Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Value Fund (Class I) returned -1.43% over the 6-month period, compared to its benchmark the Russell 1000® Value Index return of 5.12%. The Fund underperformed its Morningstar Large Value peer group, which returned 3.81%.

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Communication Services	3.3%
Consumer Discretionary	9.1%
Consumer Staples	9.3%
Energy	10.9%
Equity Real Estate Investment Trusts (REITs)	2.9%
Financials	18.4%
Health Care	12.1%
Industrials	15.9%
Information Technology	8.2%
Materials	4.9%
Short-Term Investments	1.1%
Utilities	3.8%
Net Other Assets and Liabilities	0.1%

Ultra Series Large Cap Growth Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks. The Fund invests in well-established companies with competitive advantages that have demonstrated patterns of consistent growth. To a lesser extent, the Fund may invest in the stocks of less established companies that may offer more rapid growth potential. The Fund may also invest up to 35% of its assets in foreign securities (including American Depositary Receipts (“ADRs”) and emerging market securities). The Fund invests when a stock trades at a good price in relation to underlying value and the Fund looks to sell or trim a stock when the portfolio manager deems a stock to be overpriced compared to underlying value.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned 15.65% over the 6-month period, compared to its benchmark the Russell 1000® Growth Index return of 29.02%. The Fund outperformed its Morningstar Large Blend category peer group, which returned 14.71%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Communication Services	9.6%
Consumer Discretionary	13.0%
Consumer Staples	4.0%
Financials	30.3%
Health Care	12.4%
Industrials	16.4%
Information Technology	12.6%
Short-Term Investments	2.2%
Net Other Assets and Liabilities	(0.5)%

Ultra Series Mid Cap Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive longterm returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

The Ultra Series Mid Cap Fund (Class I) returned 12.76% over the 6-month period, compared to its benchmark the Russell Midcap® Index return of 9.01%. The Fund outperformed its Morningstar Mid-Cap Blend peer group, which returned 8.58%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/230
Communication Services	5.9%
Consumer Discretionary	15.1%
Consumer Staples	5.0%
Financials	26.6%
Health Care	5.4%
Industrials	16.5%
Information Technology	20.5%
Short-Term Investments	5.5%
Net Other Assets and Liabilities	(0.5)%

Ultra Series International Stock

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 40% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Ultra Series International Stock Fund (Class I) returned 11.17% over the 6-month period, compared to its benchmark the MSCI ACWII ex-USA Index (net) return of 9.47%. The Fund underperformed its Morningstar Foreign Large Blend peer group, which returned 11.53%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Collateral for Securities on Loan	1.6%
Communication Services	5.5%
Consumer Discretionary	11.9%
Consumer Staples	9.9%
Energy	4.9%
Financials	17.9%
Health Care	6.7%
Industrials	12.3%
Information Technology	16.4%
Materials	11.3%
Short-Term Investments	1.1%
Stock Funds	1.5%
Net Other Assets and Liabilities	(1.0)%

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Japan	15.0%
Germany	11.9%
France	10.3%
United Kingdom	10.1%
India	7.1%
China	7.0%
Switzerland	6.0%
Canada	5.8%
Mexico	5.0%
Netherlands	4.4%
United States	4.2%
Brazil	2.3%
Ireland	2.0%
Denmark	1.7%
Hong Kong	1.7%
Taiwan	1.5%
Australia	1.4%
Israel	1.4%
Italy	1.1%
Norway	1.1%
Other Net Assets	(1.0)%

Ultra Series Target Retirement 2020 Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Target Retirement 2020 Fund (Class I) returned 1.79% over the 6-month period, compared to its benchmark the S&P Target Date to 2020® Index return of 6.00%. The Fund underperformed its Morningstar TargetDate 2020 peer group, which returned 5.72%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Alternative Funds	4.3%
Bond Funds	74.6%
Foreign Stock Funds	2.9%
Short-Term Investments	5.1%
Stock Funds	13.1%

Ultra Series Target Retirement 2030 Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Target Retirement 2030 Fund (Class I) returned 2.50% over the 6-month period, compared to its benchmark the S&P Target Date to 2030® Index return of 8.43%. The Fund underperformed its Morningstar TargetDate 2030 peer group, which returned 7.48%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Alternative Funds	4.2%
Bond Funds	64.8%
Foreign Stock Funds	4.7%
Short-Term Investments	5.0%
Stock Funds	20.7%
Net Other Assets and Liabilities	0.6%

Ultra Series Target Retirement 2040 Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE DISCUSSION

The Ultra Series Target Retirement 2040 Fund (Class I) returned 2.84% over the 6-month period, compared to its benchmark the S&P Target Date to 2040® Index return of 11.01%. The Fund underperformed its Morningstar Target-Date 2040 peer group, which returned 9.48%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/23
Alternative Funds	4.3%
Bond Funds	56.9%
Foreign Stock Funds	6.5%
Short-Term Investments	5.0%
Stock Funds	27.2%
Net Other Assets and Liabilities	0.1%

Ultra Series Target Retirement 2050 Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

PERFORMANCE DISCUSSION

The Ultra Series Target Retirement 2050 Fund (Class I) returned 3.08% over the 6-month period, compared to its benchmark the S&P Target Date to 2050® Index return of 12.34%. The Fund underperformed its Morningstar Target-Date 2050 peer group, which returned 10.36%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETSAS OF 6/30/23
Alternative Funds	4.3%
Bond Funds	50.8%
Foreign Stock Funds	7.7%
Short-Term Investments	5.6%
Stock Funds	32.0%
Net Other Assets and Liabilities	(0.4)%

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

Benchmark Descriptions

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net).See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net).See market index descriptions below.

Hybrid Fund Custom Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE BofA U.S. Corporate, Government & Mortgage Index. See market indexes descriptions below.

*The Custom Index is calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

Market Indexes

The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency, and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE BofA U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, governmentrelated and corporate securities, mortgage-backed securities, asset backed securities and commercial mortgagebacked securities.

Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. financial issuers.

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

Ultra Series Fund | Period in Review (unaudited) - continued | June 30, 2023

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

•	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.
•	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.
•	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.
•	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

© Morningstar, Inc. All Rights Reserved. The Morningstar related information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Morningstar Percentile rankings note: 1st percentile is top, 99th percentile is bottom.

Ultra Series Fund | June 30, 2023

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 97.9%

Bond Funds - 69.2%
iShares 20+YearTreasury Bond ETF	60,626	$6,240,840
iShares 7-10 YearTreasury Bond ETF	115,286	11,136,628
iShares Treasury Floating Rate Bond ETF	275,630	13,966,172
Janus Henderson Mortgage-Backed Securities ETF	196,077	8,972,484
Madison Core Bond Fund, Class R6 (A) (B)	3,766,816	33,260,989
Schwab Intermediate-Term U.S. Treasury ETF (C)	78,823	3,884,397
		77,461,510
Foreign Stock Funds - 6.6%
Franklin FTSE Japan ETF	41,904	1,133,503
iShares MSCI China ETF	33,743	1,509,662
iShares MSCI International Quality Factor ETF (C)	31,435	1,119,086
Vanguard FTSE All-World ex-U.S. ETF	65,442	3,560,699
		7,322,950
Stock Funds - 22.1%
Distillate U.S. Fundamental Stability & Value ETF	89,764	4,063,168
Energy Select Sector SPDR Fund ETF	15,872	1,288,330
iShares Core S&P Small-Cap ETF	12,165	1,212,242
Madison Dividend Income Fund, Class R6 (B)	104,765	2,849,597
Madison Investors Fund, Class R6 (B)	324,573	8,581,704
VanEck Gold Miners ETF	88,921	2,677,411
Vanguard Information Technology ETF (C)	9,179	4,058,587
		24,731,039

Total Investment Companies
( Cost $111,890,752 )		109,515,499

SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.03%	2,230,088	$2,230,088
State Street Navigator Securities Lending Government Money Market Portfolio, (D) (E), 5.11%	1,838,728	1,838,728

Total Short-Term Investments
( Cost $4,068,816 )		4,068,816
TOTAL INVESTMENTS - 101.5%
( Cost $115,959,568** )		113,584,315
NET OTHER ASSETS AND LIABILITIES - (1.5%)		(1,670,959)

TOTAL NET ASSETS - 100.0%		$111,913,356

**	Aggregate cost for Federal tax purposes was $116,667,070.
(A)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/individual/core- bondfund.
(B)	Affiliated Company (see Note 12).
(C)	All or a portion of these securities, with an aggregate fair value of $2,079,326, are on loan as part of a securities lending program. See footnote (E) and Note 10 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

Ultra Series Fund | June 30, 2023

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 97.4%

Bond Funds - 48.5%
iShares 20+ Year Treasury Bond ETF	29,169	$3,002,657
iShares 7-10 Year Treasury Bond ETF	89,261	8,622,613
iShares Treasury Floating Rate Bond ETF	251,926	12,765,090
Janus Henderson Mortgage-Backed Securities ETF	89,948	4,116,020
Madison Core Bond Fund, Class R6 (A)	2,601,849	22,974,329
Schwab Intermediate-Term U.S. Treasury
ETF (B)	96,647	4,762,764
		56,243,473
Foreign Stock Funds - 11.5%
Franklin FTSE Japan ETF	64,624	1,748,079
iShares MSCI China ETF	62,246	2,784,886
iShares MSCI International Quality FactorETF (B)	56,887	2,025,177
Vanguard FTSE All-World ex-U.S. ETF	125,506	6,828,782
		13,386,924
Stock Funds - 37.4%
Distillate U.S. Fundamental Stability &
Value ETF	112,766	5,104,353
Energy Select Sector SPDR Fund ETF	29,670	2,408,314
Invesco S&P 500 Quality ETF	37,684	1,901,158
iShares Core S&P Small-Cap ETF	20,882	2,080,891
Madison Dividend Income Fund, Class R6 (A)	132,642	3,607,869
Madison Investors Fund, Class R6 (A)	546,203	14,441,596
Madison Mid Cap Fund, Class R6 (A)	109,152	1,591,430
VanEck Gold Miners ETF	170,289	5,127,402
Vanguard Information Technology ETF	16,273	7,195,269
		43,458,282
Total Investment Companies
( Cost $107,950,309 )		113,088,679

SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (C),
5.03%,	3,026,948	$3,026,948
State Street Navigator Securities Lending
Government Money Market Portfolio, (C)
(D), 5.11%	408,924	408,924
Total Short-Term Investments
( Cost $3,435,872 )		3,435,872
TOTAL INVESTMENTS - 100.4%
( Cost $111,386,181** )		116,524,551
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(443,564)
TOTAL NET ASSETS - 100.0%		$116,080,987

**	Aggregate cost for Federal tax purposes was $112,012,722.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $2,511,640, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 96.0%
Bond Funds - 30.2%
iShares 20+ Year Treasury Bond ETF	7,756	$798,403
iShares 7-10 Year Treasury Bond ETF	19,003	1,835,690
iShares Treasury Floating Rate Bond ETF	101,017	5,118,531
Janus Henderson Mortgage-Backed
Securities ETF	15,729	719,759
Madison Core Bond Fund, Class R6 (A)	384,614	3,396,144
Schwab Intermediate-Term U.S. TreasuryETF	8,175	402,864
		12,271,391
Foreign Stock Funds - 16.9%
Franklin FTSE Japan ETF	26,400	714,120
iShares MSCI China ETF	29,183	1,305,648
iShares MSCI International Quality FactorETF (B)	31,544	1,122,966
Vanguard FTSE All-World ex-U.S. ETF	68,390	3,721,100
		6,863,834
Stock Funds - 48.9%
Distillate U.S. Fundamental Stability &Value ETF	55,188	2,498,085
Energy Select Sector SPDR Fund ETF	14,026	1,138,491
Invesco S&P 500 Quality ETF (B)	17,185	866,983
iShares Core S&P Small-Cap ETF	13,074	1,302,824
Madison Dividend Income Fund, ClassR6 (A)	53,416	1,452,920
Madison Investors Fund, Class R6 (A)	237,733	6,285,665
Madison Mid Cap Fund, Class R6 (A)	45,626	665,227
VanEck Gold Miners ETF	76,457	2,302,120
Vanguard Information Technology ETF (B)	7,665	3,389,156
		19,901,471
Total Investment Companies
( Cost $36,432,804 )		39,036,696

SHORT-TERM INVESTMENTS - 4.8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (C),5.03%	1,584,399	$1,584,399
State Street Navigator Securities Lending
Government Money Market Portfolio, (C)(D), 5.11%	358,182	358,182
Total Short-Term Investments
( Cost $1,942,581 )		1,942,581
TOTAL INVESTMENTS - 100.8%
( Cost $38,375,385** )		40,979,277
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(335,639)

TOTAL NET ASSETS - 100.0%		$40,643,638

**	Aggregate cost for Federal tax purposes was $38,482,742.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $364,839, are on loan as part of a securities lending program. See footnote (D) and Note 10 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 3.1%
CCG Receivables Trust, Series 2020-1,Class A2 (A), 0.54%, 12/14/27	$33,452	$33,044
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 5/15/35	341,507	338,746
CNH Equipment Trust, Series 2023-A,Class A3, 4.81%, 8/15/28	250,000	247,416
Dell Equipment Finance Trust, Series2023-2, Class A2, 5.84%, 1/22/29	100,000	100,149
Donlen Fleet Lease Funding 2 LLC, Series2021-2, Class A2 (A), 0.56%, 12/11/34	158,638	154,623
Enterprise Fleet Financing LLC, Series2022-4, Class A2 (A), 5.76%, 10/22/29	250,000	249,035
John Deere Owner Trust, Series 2023-B,Class A3, 5.18%, 3/15/28	250,000	249,509
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	28,067	27,590
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	56,940	55,224
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	69,340	67,041
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	163,497	155,456
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	126,910	123,699
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	165,047	163,115
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	200,000	199,020
Santander Revolving Auto Loan Trust,Series 2019-A, Class C (A), 3%, 1/26/32	300,000	281,479
Verizon Owner Trust, Series 2020-A,Class B, 1.98%, 7/22/24	19,076	19,042

Total Asset Backed Securities
( Cost $2,526,056 )		2,464,188

COLLATERALIZED MORTGAGEOBLIGATIONS - 3.9%
Bunker Hill Loan Depositary Trust,Series 2019-2, Class A1 (A) (B), 2.879%,7/25/49	91,533	84,931
CIM Trust, Series 2021-J2, Class A4 (A)(C) (D), 2.5%, 4/25/51	295,631	254,009
Federal Home Loan Mortgage Corp.REMICS, Series 4066, Class DI, IO, 3%,6/15/27	458,186	16,849
Federal Home Loan Mortgage Corp.STACR REMIC Trust, Series 2021-DNA3,Class M1, (SOFR30A + 0.750%) (A) (D),5.817%, 10/25/33	148,247	147,320

Federal National Mortgage AssociationREMICS, Series 2015-12, Class NI, IO,3.5%, 3/25/30	$543,631	$39,013
Federal National Mortgage AssociationREMICS, Series 2011-31, Class DB, 3.5%,4/25/31	120,202	114,551
Federal National Mortgage AssociationREMICS, Series 2011-36, Class QB, 4%,5/25/31	185,637	179,255
Federal National Mortgage AssociationREMICS, Series 2005-79, Class LT, 5.5%,9/25/35	177,201	178,557
Federal National Mortgage AssociationREMICS, Series 2020-44, Class TI, IO,5.5%, 12/25/35	1,468,843	228,235
Federal National Mortgage AssociationREMICS, Series 2016-21, Class BA, 3%,3/25/42	26,333	25,984
GCAT Trust, Series 2021-NQM1, Class A1(A) (C) (D), 0.874%, 1/25/66	165,498	137,569
Government National MortgageAssociation REMICS, Series 2015-53, ClassIL, IO, 3%, 9/20/44	53,629	483
JPMorgan Mortgage Trust, Series 2019-5,Class A3 (A) (C) (D), 4%, 11/25/49	16,417	15,160
JPMorgan Mortgage Trust, Series 2019-7,Class A3 (A) (C) (D), 3.492%, 2/25/50	60,640	53,387
JPMorgan Mortgage Trust, Series 2021-1,Class A3 (A) (C) (D), 2.5%, 6/25/51	316,307	254,207
JPMorgan Mortgage Trust, Series 2021-6,Class A4 (A) (C) (D), 2.5%, 10/25/51	481,528	412,944
JPMorgan Wealth Management, Series2020-ATR1, Class A3 (A) (C) (D), 3%,2/25/50	141,295	116,345
PSMC Trust, Series 2019-2, Class A1 (A)(C) (D), 3.5%, 10/25/49	2,637	2,585
PSMC Trust, Series 2020-2, Class A2 (A)(C) (D), 3%, 5/25/50	67,182	58,434
PSMC Trust, Series 2021-1, Class A11 (A)(C) (D), 2.5%, 3/25/51	176,033	150,290
RCKT Mortgage Trust, Series 2021-6, ClassA5 (A) (C) (D), 2.5%, 12/25/51	279,288	237,143
Sequoia Mortgage Trust, Series 2013-7,Class A2 (C) (D), 3%, 6/25/43	235,152	202,999
Towd Point HE Trust, Series 2021-HE1,Class A1 (A) (C) (D), 0.918%, 2/25/63	138,218	128,476
Wells Fargo Mortgage-Backed SecuritiesTrust, Series 2019-2, Class A1 (A) (C) (D),4%, 4/25/49	8,513	7,939

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Total Collateralized Mortgage
Obligations ( Cost $3,717,301 )		$3,046,665

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Federal Home Loan Mortgage Corp.Multifamily Structured Pass-ThroughCertificates, Series KJ17, Class A2,2.982%, 11/25/25	155,146	149,062
Federal Home Loan Mortgage Corp.Multifamily Structured Pass-ThroughCertificates, Series K059, Class X1, IO (C)(D), 0.423%, 9/25/26	11,322,538	87,461
Federal Home Loan Mortgage Corp.Multifamily Structured Pass-ThroughCertificates, Series K066, Class A2,3.117%, 6/25/27	650,000	612,499
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D),3.205%, 11/25/27	213,423	200,790
FREMF Mortgage Trust, Series 2015-K44,Class B (A) (C) (D), 3.847%, 1/25/48	450,000	431,785
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (C) (D), 3.708%,3/25/53	150,000	132,303
GSAMP Trust, Series 2006-S5, Class M5(D), 7.488% 9/25/36	4,940,000	—

Total Commercial Mortgage-
Backed Securities ( Cost$1,719,635)		1,613,900

CORPORATE NOTES AND
BONDS - 30.1%

Communication Services - 1.8%
AT&T, Inc., 2.25%, 2/1/32	50,000	39,717
CCO Holdings LLC/CCO Holdings CapitalCorp. (A), 4.75%, 3/1/30	200,000	171,050
Charter Communications Operating LLC/Charter Communications OperatingCapital, 4.908%, 7/23/25	400,000	392,102
Discovery Communications LLC, 5%,9/20/37	125,000	106,916
Expedia Group, Inc., 3.25%, 2/15/30	350,000	304,487
SBA Communications Corp., 3.875%,2/15/27	250,000	229,638
T-Mobile USA, Inc., 2.625%, 4/15/26	225,000	208,525
		1,452,435
Consumer Discretionary - 2.3%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	237,210
American Airlines, Inc./AAdvantageLoyalty IP Ltd. (A), 5.5%, 4/20/26	200,000	197,281

Clarios Global LP/Clarios U.S. Finance Co.(A), 6.25%, 5/15/26	$150,000	$149,034
General Motors Financial Co., Inc., 5.85%,4/6/30	250,000	247,701
Hilton Domestic Operating Co., Inc. (A),5.375%, 5/1/25	200,000	197,337
Lowe's Cos., Inc., 3%, 10/15/50	500,000	326,947
McDonald's Corp., 4.875%, 12/9/45	150,000	142,864
Tractor Supply Co., 1.75%, 11/1/30	200,000	158,363
Tractor Supply Co., 5.25%, 5/15/33	150,000	148,776
		1,805,513
Consumer Staples - 1.4%
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	235,847
Lamb Weston Holdings, Inc. (A) (E),4.875%, 5/15/28	150,000	143,697
Mars, Inc. (A), 3.875%, 4/1/39	350,000	294,587
Mars, Inc. (A), 2.375%, 7/16/40	350,000	239,988
Performance Food Group, Inc. (A), 5.5%,10/15/27	150,000	144,533
		1,058,652
Energy - 3.0%
Eastern Gas Transmission & Storage, Inc.,3%, 11/15/29	150,000	130,472
Energy Transfer LP, 5.25%, 4/15/29	300,000	292,772
EnLink Midstream Partners LP, 5.45%,6/1/47	550,000	449,746
Enterprise Products Operating LLC,5.35%, 1/31/33	125,000	127,060
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	275,823
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	269,827
MPLX LP, 4.8%, 2/15/29	50,000	48,197
MPLX LP, 2.65%, 8/15/30	200,000	167,239
ONEOK, Inc., 5.85%, 1/15/26	100,000	100,323
Sunoco LP/Sunoco Finance Corp., 6%,4/15/27	150,000	147,932
Valero Energy Corp. (E), 4%, 6/1/52	100,000	75,246
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	240,436
		2,325,073
Financials - 12.3%
Aflac, Inc., 4.75%, 1/15/49	400,000	371,992
Air Lease Corp., 1.875%, 8/15/26	250,000	221,952
Alexandria Real Estate Equities, Inc.,4.75%, 4/15/35	400,000	370,942
American Express Co., 5.85%, 11/5/27	175,000	179,165
Bank of America Corp., (5 year CMT +2.000%) (D), 3.846%, 3/8/37	150,000	128,220
Belrose Funding Trust (A), 2.33%,8/15/30	200,000	153,091
Berkshire Hathaway Finance Corp.,3.85%, 3/15/52	225,000	185,732
BlackRock, Inc., 2.1%, 2/25/32	350,000	282,109

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Capital One Financial Corp., (SOFRRATE +2.057%) (D), 4.927%, 5/10/28	$200,000	$189,710
Capital One Financial Corp., (SOFRRATE +2.640%) (D), 6.312%, 6/8/29	200,000	198,604
Citigroup, Inc., (SOFRRATE + 2.086%)(D), 4.91%, 5/24/33	250,000	241,815
Discover Bank, 3.45%, 7/27/26	75,000	69,007
Empower Finance 2020 LP (A), 3.075%,9/17/51	125,000	80,242
Fifth Third Bancorp, 2.55%, 5/5/27Fifth Third Bancorp, (SOFRRATE +	175,000	154,531
1.660%) (D) (E), 4.337%, 4/25/33	200,000	176,120
GLP Capital LP/GLP Financing II, Inc.,3.25%, 1/15/32	200,000	161,305
Goldman Sachs BDC, Inc. (E), 2.875%,1/15/26	200,000	183,639
Goldman Sachs Group, Inc., (SOFRRATE +0.913%) (D), 1.948%, 10/21/27	250,000	222,305
Huntington Bancshares, Inc., (5 year CMT+ 1.170%) (D), 2.487%, 8/15/36	500,000	352,363
Huntington National Bank, (SOFRRATE +1.205%) (D), 4.008%, 5/16/25	250,000	240,290
Intercontinental Exchange, Inc., 4.6%,3/15/33	250,000	242,119
Jefferies Financial Group, Inc., 2.625%,10/15/31	250,000	193,761
JPMorgan Chase & Co., (TSFR3M +0.695%) (D), 1.04%, 2/4/27	400,000	356,259
KeyBank NA, 5%, 1/26/33	250,000	215,615
KeyCorp, 4.1%, 4/30/28	300,000	259,199
KKR Group Finance Co. VIII LLC (A), 3.5%,8/25/50	250,000	169,903
Liberty Mutual Group, Inc. (A), 4.569%,2/1/29	400,000	377,066
Liberty Mutual Group, Inc. (A), 3.95%,5/15/60	150,000	105,937
Morgan Stanley, (SOFRRATE + 1.020%)(D), 1.928%, 4/28/32	250,000	195,085
Morgan Stanley, (5 year CMT + 2.430%)(D), 5.948%, 1/19/38	200,000	197,316
Nasdaq, Inc. (E), 1.65%, 1/15/31	200,000	155,163
Old Republic International Corp., 3.85%,6/11/51	250,000	178,123
Omega Healthcare Investors, Inc.,3.375%, 2/1/31	225,000	178,228
PNC Bank NA, 2.7%, 10/22/29	125,000	104,402
Realty Income Corp., 4.85%, 3/15/30	200,000	193,253
Regions Financial Corp., 1.8%, 8/12/28	295,000	238,201
State Street Corp., (SOFRRATE + 1.490%)(D), 3.031%, 11/1/34	125,000	106,435
Synchrony Financial, 7.25%, 2/2/33	125,000	112,542

Teachers Insurance & Annuity Associationof America (A), 3.3%, 5/15/50	$300,000	$207,181
Truist Bank, 2.25%, 3/11/30	325,000	258,120
Truist Financial Corp., (SOFRRATE +0.609%) (D), 1.267%, 3/2/27	300,000	264,463
Truist Financial Corp., (SOFRRATE +1.852%) (D), 5.122%, 1/26/34	200,000	189,446
Truist Financial Corp., (SOFRRATE +2.361%), 5.867%, 6/8/34	300,000	300,020
U.S. Bancorp, (SOFRRATE + 1.600%) (D)(E), 4.839%, 2/1/34	225,000	210,608
Wells Fargo & Co., (SOFRRATE + 2.100%)(D), 2.393%, 6/2/28	250,000	222,693
Western Union Co., 2.85%, 1/10/25	125,000	118,879
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	214,838
		9,727,989
Health Care - 2.0%
Amgen, Inc., 5.65%, 3/2/53	200,000	202,063
Block, Inc., 2.75%, 6/1/26	300,000	273,127
Centene Corp., 2.45%, 7/15/28	300,000	256,396
Cigna Group, 4.375%, 10/15/28	50,000	48,331
Cigna Group, 4.9%, 12/15/48	200,000	185,854
CVS Health Corp., 5.125%, 7/20/45	250,000	230,935
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	140,133
Health Care Service Corp., (A), 2.2%,6/1/30	250,000	206,344
		1,543,183
Industrials - 3.4%
Ball Corp., 4.875%, 3/15/26	250,000	243,188
Boeing Co., 5.805%, 5/1/50	350,000	347,401
Carrier Global Corp., 3.577%, 4/5/50	150,000	110,646
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	258,549
Quanta Services, Inc., 2.9%, 10/1/30	250,000	211,575
TD SYNNEX Corp., 1.75%, 8/9/26	250,000	217,817
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	153,227
Textron, Inc., 2.45%, 3/15/31	250,000	206,100
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	199,011
United Rentals North America, Inc., 5.5%,5/15/27	300,000	294,769
Vulcan Materials Co., 3.5%, 6/1/30	200,000	180,603
WRKCo, Inc., 3.9%, 6/1/28	250,000	232,732
		2,655,618
Information Technology - 2.1%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,063
Dell International LLC/EMC Corp., 8.35%,7/15/46	62,000	75,815
Dell International LLC/EMC Corp. (A),3.45%, 12/15/51	275,000	184,174
Fiserv, Inc., 3.5%, 7/1/29	200,000	182,301
HP, Inc., 2.65%, 6/17/31	400,000	322,109

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Iron Mountain, Inc. (A), 4.5%, 2/15/31	$125,000	$107,408
Lam Research Corp., 1.9%, 6/15/30	350,000	291,509
Oracle Corp., 3.95%, 3/25/51	400,000	302,877
VMware, Inc., 2.2%, 8/15/31	250,000	196,407
		1,671,663
Materials - 0.5%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	149,492
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	276,228
		425,720
Utilities - 1.3%
AES Corp., 1.375%, 1/15/26	225,000	200,916
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	154,981
Duke Energy Corp., 3.75%, 9/1/46	400,000	301,974
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	163,407
PacifiCorp, 5.5%, 5/15/54	250,000	234,254
		1,055,532
Total Corporate Notes and Bonds
( Cost $27,341,255 )		23,721,378

FOREIGN CORPORATE BONDS - 4.3%

Communication Service - 0.2%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	250,000	203,470
Energy - 0.2%
Enbridge, Inc., 5.7%, 3/8/33	125,000	126,615
Financials - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	269,227
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	189,437
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	266,302
Bank of Montreal, 5.203%, 2/1/28	200,000	199,593
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (D), 5.475%,2/22/31	250,000	248,566
Royal Bank of Canada, 4.9%, 1/12/28	200,000	197,303
Toronto-Dominion Bank (E), 5.156%,1/10/28	200,000	198,616
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	237,128
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	200,000	191,132
		1,997,304
Health Care - 1.4%
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	600,000	606,397

Royalty Pharma PLC, 2.2%, 9/2/30	$50,000	$40,178
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	168,117
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	262,252
		1,076,944

Total Foreign Corporate Bonds
( Cost $3,693,334 )		3,404,333

LONG TERM MUNICIPAL BONDS - 2.3% General - 2.3%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	770,351
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,052,394

Total Long Term Municipal Bonds
( Cost $2,006,156 )		1,822,745

MORTGAGE BACKED SECURITIES - 27.8%

Fannie Mae - 16.6%
3%, 9/1/30 Pool # 890696	333,311	317,674
3%, 12/1/30 Pool # AL8924	136,236	129,860
7%, 11/1/31 Pool # 607515	11,978	12,050
3.5%, 12/1/31 Pool # MA0919	38,068	36,598
6.5%, 3/1/32 Pool # 889072	13,790	14,085
7%, 5/1/32 Pool # 644591	4,567	4,520
6.5%, 6/1/32 Pool # 545691	79,897	82,644
3.5%, 8/1/32 Pool # MA3098	41,629	39,866
5.5%, 11/1/33 Pool # 555880	120,816	122,485
4%, 2/1/35 Pool # MA2177	420,148	406,821
3.5%, 12/1/35 Pool # MA2473	238,692	225,912
4%, 6/1/36 Pool # AL8618	112,563	108,576
2.5%, 9/1/36 Pool # FS4049	476,900	436,565
5.5%, 10/1/36 Pool # 901723	51,452	51,249
6.5%, 10/1/36 Pool # 894118	203,909	209,163
6%, 11/1/36 Pool # 902510	213,284	221,528
6%, 10/1/37 Pool # 947563	173,703	180,430
4.5%, 5/1/38 Pool # MA5013	243,592	238,960
6.5%, 8/1/38 Pool # 987711	272,315	286,824
3%, 11/1/39 Pool # MA3831	50,757	46,343
4%, 1/1/41 Pool # AB2080	431,249	414,609
2.5%, 5/1/41 Pool # MA4334	407,330	357,306
4.5%, 7/1/41 Pool # AB3274	181,898	179,691
5.5%, 7/1/41 Pool # AL6588	388,547	399,303
4%, 9/1/41 Pool # AJ1406	201,911	194,186
3.5%, 6/1/42 Pool # AO4136	441,987	413,900

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
4%, 6/1/42 Pool # MA1087	$119,177	$114,576
3.5%, 8/1/42 Pool # AP2133	205,423	191,703
3.5%, 9/1/42 Pool # AB6228	357,987	335,239
4%, 10/1/42 Pool # AP7363	299,244	287,628
3.5%, 3/1/43 Pool # AT0310	268,420	251,357
4%, 1/1/45 Pool # AS4257	60,897	58,249
4.5%, 2/1/45 Pool # MA2193	161,171	157,100
3.5%, 11/1/45 Pool # BA4907	139,921	130,162
3.5%, 12/1/45 Pool # AS6309	101,645	94,550
4.5%, 10/1/46 Pool # MA2783	22,236	21,829
4%, 12/1/46 Pool # BD2379	75,813	72,300
3%, 1/1/47 Pool # BE0108	227,723	204,068
2.5%, 12/1/47 Pool # FM3165	462,517	397,736
4%, 7/1/48 Pool # MA3415	109,699	104,579
3%, 1/1/49 Pool # FS4296	341,228	308,156
4%, 11/1/50 Pool # FM5530	305,097	289,809
2%, 12/1/51 Pool # FM9925	720,638	593,184
2.5%, 3/1/52 Pool # BV4133	279,382	237,215
2.5%, 4/1/52 Pool # FS4138	245,109	209,112
4%, 5/1/52 Pool # CB3627	723,538	679,338
4%, 5/1/52 Pool # CB3678	239,830	225,525
4%, 5/1/52 Pool # FS1704	183,282	173,178
3.5%, 6/1/52 Pool # CB3845	713,039	651,252
4.5%, 8/1/52 Pool # FS2605	478,719	460,729
4.5%, 8/1/52 Pool # CB4383	723,040	698,607
5%, 10/1/52 Pool # MA4785	473,501	464,403
5.5%, 10/1/52 Pool # MA4786	321,316	320,039
5%, 11/1/52 Pool # MA4806	240,340	235,637
		13,098,408
Freddie Mac - 11.2%
4.5%, 2/1/25 Pool # J11722	14,174	14,013
4.5%, 5/1/25 Pool # J12247	28,091	27,754
8%, 6/1/30 Pool # C01005	5,291	5,499
7%, 3/1/31 Pool # C48129	26,286	26,028
2.5%, 2/1/32 Pool # ZS8641	96,864	89,765
5.5%, 11/1/34 Pool # A28282	163,272	163,221
2.5%, 6/1/35 Pool # RC1421	171,461	156,248
5.5%, 1/1/37 Pool # G04593	82,654	84,988
2%, 3/1/41 Pool # RB5105	391,072	334,811
4%, 10/1/41 Pool # Q04092	205,807	198,088
3%, 9/1/42 Pool # C04233	568,668	514,114
3%, 4/1/43 Pool # V80025	750,374	678,374
3%, 4/1/43 Pool # V80026	740,373	669,330
3.5%, 8/1/44 Pool # Q27927	201,226	187,649
3%, 7/1/45 Pool # G08653	242,932	219,609
3.5%, 8/1/45 Pool # Q35614	328,643	306,196
3%, 10/1/46 Pool # G60722	376,908	337,918
4%, 3/1/47 Pool # Q46801	98,742	94,272
3.5%, 12/1/47 Pool # Q52955	138,902	128,366

2.5%, 4/1/48 Pool # QA2240	$363,845	$312,881
3%, 7/1/49 Pool # QA1033	194,289	172,537
2.5%, 1/1/52 Pool # SD7552	904,623	774,252
3.5%, 4/1/52 Pool # SD0960	698,676	638,717
3.5%, 5/1/52 Pool # RA7380	238,783	218,091
3.5%, 5/1/52 Pool # QE2363	187,597	171,050
3%, 8/1/52 Pool # SD7556	660,496	586,182
5%, 11/1/52 Pool # SD8267	191,364	187,706
5.5%, 11/1/52 Pool # SD1859	241,147	241,634
4.5%, 12/1/52 Pool # SD1921	345,481	334,234
5%, 2/1/53 Pool # SD2334	293,415	288,269
5.5%, 2/1/53 Pool # SD2172	292,562	292,371
5%, 5/1/53 Pool # SD2875	398,777	392,872
		8,847,039
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	15,481	15,779
6.5%, 4/20/31 Pool # 3068	12,057	12,511
		28,290

Total Mortgage Backed Securities
( Cost $23,445,928 )		21,973,737

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 24.3%

U.S. Treasury Bonds - 10.5%
6.625%, 2/15/27	2,000,000	2,148,672
4.500%, 5/15/38	2,000,000	2,149,453
3.750%, 8/15/41	1,000,000	964,492
3.000%, 5/15/45	750,000	632,080
2.500%, 5/15/46	500,000	383,711
3.375%, 11/15/48	500,000	450,879
1.250%, 5/15/50	1,500,000	841,523
1.875%, 2/15/51	1,000,000	660,977
		8,231,787
U.S. Treasury Notes - 13.8%
2.250%, 11/15/25	500,000	472,344
1.500%, 8/15/26	350,000	319,813
2.375%, 5/15/27	2,750,000	2,560,078
4.000%, 2/29/28	400,000	396,906
2.875%, 5/15/28	3,350,000	3,159,338
2.625%, 2/15/29	2,450,000	2,269,217
3.875%, 11/30/29	250,000	247,646
1.375%, 11/15/31	1,800,000	1,483,594
		10,908,936

Total U.S. Government and Agency
Obligations ( Cost $20,800,150 )		19,140,723

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (F), 5.03%	718,249	$718,249
State Street Navigator Securities Lending Government Money Market Portfolio, (F) (G), 5.11%	1,267,268	1,267,268

Total Short-Term Investments
( Cost $1,985,517 )		1,985,517

TOTAL INVESTMENTS - 100.3% ( Cost $87,235,332** )		79,173,186
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(272,572)
TOTAL NET ASSETS - 100.0%		$78,900,614

**	Aggregate cost for Federal tax purposes was $87,311,298.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of June 30, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of June 30, 2023.
(E)	All or a portion of these securities, with an aggregate fair value of $1,245,916, are on loan as part of a securities lending program. See footnote (G) and Note 10 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
TSFR3M	3 Months USD Term SOFR
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 88.2%

Communication Services - 18.1%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$126,736
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	138,120
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	145,000	124,012
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	194,120
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	209,994
Lamar Media Corp., 4.875%, 1/15/29	200,000	186,000
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	180,000	115,955
Millennium Escrow Corp. (A) (B), 6.625%, 8/1/26	225,000	165,589
Netflix, Inc. (B), 6.375%, 5/15/29	175,000	184,962
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	105,045
SBA Communications Corp., 3.875%, 2/15/27	250,000	229,638
Sprint LLC, 7.125%, 6/15/24	275,000	277,455
Viasat, Inc. (A) (B), 6.5%, 7/15/28	150,000	127,125
		2,184,751
Consumer Discretionary - 15.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	300,000	295,922
Boyne USA, Inc. (A), 4.75%, 5/15/29	100,000	90,094
Genting New York LLC/GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	178,085
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	389,174
QVC, Inc., 4.375%, 9/1/28	160,000	91,963
RHP Hotel Properties LP/RHP Finance Corp. (A), 4.5%, 2/15/29	150,000	132,750
RLJ Lodging Trust LP (A), 3.75%, 7/1/26	150,000	137,625
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	118,705
Vail Resorts, Inc. (A), 6.25%, 5/15/25	225,000	225,269
Williams Scotsman International, Inc. (A), 6.125%, 6/15/25	175,000	173,702
		1,833,289
Consumer Staples - 8.4%
B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	191,137
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	118,150
Lamb Weston Holdings, Inc. (A) (B), 4.875%, 5/15/28	150,000	143,697
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	175,000	156,405
Performance Food Group, Inc. (A), 5.5%, 10/15/27	215,000	207,164
U.S. Foods, Inc. (A), 6.25%, 4/15/25	200,000	199,895
		$1,016,448

Energy - 4.7%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	$125,000	$115,625
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	142,500
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	200,000	197,243
Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30	125,000	109,317
		564,685
Financials - 12.6%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	121,352
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	245,626
Home Point Capital, Inc. (A) (B), 5%, 2/1/26	130,000	116,552
Jefferies Finance LLC/JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	163,970
LPL Holdings, Inc. (A), 4%, 3/15/29	175,000	153,551
MGIC Investment Corp., 5.25%, 8/15/28	200,000	188,648
MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	150,000	103,354
NFP Corp. (A), 6.875%, 8/15/28	125,000	108,528
OneMain Finance Corp., 3.875%, 9/15/28	200,000	163,500
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	162,171
		1,527,252
Health Care - 3.0%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	39,909
HCA, Inc., 5.875%, 2/15/26	250,000	250,111
Medline Borrower LP (A), 3.875%, 4/1/29	90,000	77,988
		368,008
Industrials - 18.6%
Brink's Co. (A), 5.5%, 7/15/25	125,000	123,509
Clean Harbors, Inc. (A), 6.375%, 2/1/31	100,000	100,626
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	200,000	177,720
EnerSys (A), 4.375%, 12/15/27	125,000	115,347
Graphic Packaging International LLC (A), 3.5%, 3/15/28	100,000	89,443
Madison IAQ LLC (A), 4.125%, 6/30/28	200,000	176,047
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	175,000	156,784
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	200,000	199,000
Sealed Air Corp. (A), 5%, 4/15/29	200,000	186,245
Spirit AeroSystems, Inc. (A), 7.5%, 4/15/25	250,000	246,980
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	273,640

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

High Income Fund Portfolio of Investments (unaudited)- continued

	Par Value	Value (Note 2,3)
United Rentals North America, Inc.,
5.5%, 5/15/27	$200,000	$196,513
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	208,574
		2,250,428
Information Technology - 5.2%
Iron Mountain, Inc. (A), 4.875%, 9/15/27	250,000	236,268
Iron Mountain, Inc. (A), 5.25%, 7/15/30	150,000	134,702
Pitney Bowes, Inc. (A) (B), 6.875%, 3/15/27	210,000	155,498
Playtika Holding Corp. (A) (B), 4.25%, 3/15/29	110,000	97,625
		624,093
Materials - 1.5%
Arconic Corp. (A), 6.125%, 2/15/28	175,000	177,174

Utilities - 0.9%
Calpine Corp. (A), 3.75%, 3/1/31	135,000	109,398

Total Corporate Notes and Bonds
( Cost $11,718,490 )		10,655,526

FOREIGN CORPORATE BONDS - 6.0%

Communication Service - 0.6%
Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	70,356
Consumer Discretionary - 4.8%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	184,128
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A), 5.75%, 1/20/26	175,000	165,619
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	237,413
		587,160
Health Care - 0.6%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (A) (C), 10%, 4/15/25	425,000	71,691

Total Foreign Corporate Bonds
( Cost $1,242,836 )		729,207

EXCHANGE TRADED FUNDS - 3.7%

Bond Funds - 3.7%
iShares iBoxx High Yield Corporate Bond ETF (B)	5,900	$442,913

Total Exchange Traded Funds
( Cost $508,730 )		442,913

SHORT-TERM INVESTMENTS - 9.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (D), 5.03%	84,070	84,070
State Street Navigator Securities Lending Government Money Market Portfolio, (D) (E), 5.11%	1,114,105	1,114,105

Total Short-Term Investments
( Cost $1,198,175 )		1,198,175

TOTAL INVESTMENTS - 107.8% ( Cost $14,668,231** )		13,025,821
NET OTHER ASSETS AND LIABILITIES - (7.8%)		(938,671)
TOTAL NET ASSETS - 100.0%		$12,087,150

**	Aggregate cost for Federal tax purposes was $14,668,524.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	All or a portion of these securities, with an aggregate fair value of $1,526,487, are on loan as part of a securities lending program. See footnote (E) and Note 10 for details on the securities lending program.
(C)	In default. Issuer is bankrupt.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 66.8%

Communication Service - 2.3%
Comcast Corp., Class A	96,500	$4,009,575

Consumer Discretionary - 6.1%
Home Depot, Inc.	13,525	4,201,406
Lowe's Cos., Inc.	12,650	2,855,105
McDonald's Corp.	6,500	1,939,665
Starbucks Corp.	19,500	1,931,670
		10,927,846
Consumer Staples - 6.2%
Archer-Daniels-Midland Co.	38,300	2,893,948
Coca-Cola Co.	33,100	1,993,282
PepsiCo, Inc.	11,500	2,130,030
Procter & Gamble Co.	13,100	1,987,794
Target Corp.	15,800	2,084,020
		11,089,074
Energy - 7.4%
Baker Hughes Co.	115,100	3,638,311
Chevron Corp.	25,000	3,933,750
EOG Resources, Inc.	23,300	2,666,452
Kinder Morgan, Inc.	173,200	2,982,504
		13,221,017
Equity Real Estate Investment Trusts
(REITs) - 2.0%
American Tower Corp., REIT	18,200	3,529,708
Financials - 12.5%
Aflac, Inc.	32,950	2,299,910
BlackRock, Inc.	5,200	3,593,928
CME Group, Inc.	21,500	3,983,735
JPMorgan Chase & Co.	18,400	2,676,096
Morgan Stanley	44,500	3,800,300
Northern Trust Corp.	20,900	1,549,526
Travelers Cos., Inc.	9,500	1,649,770
U.S. Bancorp	82,700	2,732,408
		22,285,673
Health Care - 8.2%
Bristol-Myers Squibb Co.	45,850	2,932,107
Johnson & Johnson	26,050	4,311,796
Medtronic PLC	53,000	4,669,300
Pfizer, Inc.	75,950	2,785,846
		14,699,049
Industrials - 10.7%
Automatic Data Processing, Inc.	7,000	1,538,530
Caterpillar, Inc.	16,150	3,973,707
Emerson Electric Co.	14,700	1,328,733

Fastenal Co.	74,100	$4,371,159
Honeywell International, Inc.	16,450	3,413,375
Paychex, Inc.	11,200	1,252,944
Union Pacific Corp.	9,250	1,892,735
United Parcel Service, Inc., Class B	7,700	1,380,225
		19,151,408
Information Technology - 5.5%
Analog Devices, Inc.	8,350	1,626,664
Cisco Systems, Inc.	91,500	4,734,210
Texas Instruments, Inc.	19,300	3,474,386
		9,835,260
Materials - 3.3%
Air Products & Chemicals, Inc.	12,775	3,826,496
Newmont Corp.	49,000	2,090,340
		5,916,836

Utilities - 2.6%
NextEra Energy, Inc.	62,300	4,622,660

Total Common Stocks
( Cost $91,481,084 )		119,288,106

	Par Value
ASSET BACKED SECURITIES - 0.9%
CCG Receivables Trust, Series 2020-1, ClassA2 (A), 0.54%, 12/14/27	$11,151	11,015
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 5/15/35	195,147	193,569
CNH Equipment Trust, Series 2023-A, ClassA3, 4.81%, 8/15/28	250,000	247,416
Dell Equipment Finance Trust, Series2023-2, Class A2, 5.84%, 1/22/29	100,000	100,148
Donlen Fleet Lease Funding 2 LLC, Series2021-2, Class A2 (A), 0.56%, 12/11/34	70,506	68,721
Enterprise Fleet Financing LLC, Series2022-4, Class A2 (A), 5.76%, 10/22/29	150,000	149,421
JPMorgan Chase Bank NA, Series 2020-2,Class B (A), 0.84%, 2/25/28	28,067	27,590
JPMorgan Chase Bank NA, Series 2021-1,Class B (A), 0.875%, 9/25/28	56,940	55,224
JPMorgan Chase Bank NA, Series 2021-2,Class B (A), 0.889%, 12/26/28	69,340	67,041
JPMorgan Chase Bank NA, Series 2021-3,Class C (A), 0.86%, 2/26/29	103,548	98,456
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	63,455	61,850
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	150,043	148,286

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	$150,000	$149,265
Santander Drive Auto Receivables Trust,Series 2022-2, Class B, 3.44%, 9/15/27	100,000	96,814
Santander Revolving Auto Loan Trust,Series 2019-A, Class C (A), 3%, 1/26/32	200,000	187,653
Verizon Owner Trust, Series 2020-A, ClassB, 1.98%, 7/22/24	11,445	11,425

Total Asset Backed Securities ( Cost 1,715,934 )		1,673,894

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.6%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	139,121	119,533
Federal Home Loan Mortgage Corp. REMICS, Series 4037, Class B, 3%, 4/15/27	176,502	169,419
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 5.817%, 10/25/33	81,536	81,026
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A +1.000%) (A) (C), 6.067%, 12/25/41	168,016	166,178
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	112,188	106,914
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	178,582	172,443
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	161,696	162,934
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	747,306	116,120
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	15,800	15,591
Flagstar Mortgage Trust, Series 2021- 9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	158,967	136,623
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	162,122	131,104
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.492%, 2/25/50	38,589	33,973
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	284,676	228,786
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	106,453	85,657
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	298,160	255,693

JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	$42,388	$34,903
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	1,582	1,551
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	211,239	180,348
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	279,288	237,143
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	266,355	226,454
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	131,914	113,878
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	69,109	64,238

Total Collateralized Mortgage
Obligations ( Cost $3,208,372 )		2,840,509

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	103,431	99,375
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	282,692
Federal National Mortgage Association- Aces, Series 2022-M1, Class A2 (B) (C), 1.725%, 10/25/31	280,000	224,855
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.847%, 1/25/48	300,000	287,857
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.708%, 3/25/53	100,000	88,202
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	2,190,000	—

Total Commercial Mortgage-Backed
Securities ( Cost $1,041,999 )		982,981

CORPORATE NOTES AND BONDS - 9.0%

Communication Services - 0.9%
AT&T, Inc., 2.25%, 2/1/32	175,000	139,011
AT&T, Inc., 4.75%, 5/15/46	500,000	440,911
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.908%, 7/23/25	300,000	294,076
Discovery Communications LLC, 5%, 9/20/37	150,000	128,299
eBay, Inc. (D), 2.6%, 5/10/31	250,000	208,350

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Expedia Group, Inc., 3.25%, 2/15/30	$250,000	$217,490
Meta Platforms, Inc., 3.85%, 8/15/32	150,000	139,218
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	92,678
		1,660,033
Consumer Discretionary - 0.5%
7-Eleven, Inc. (A), 1.8%, 2/10/31	125,000	98,838
General Motors Financial Co., Inc., 5.85%, 4/6/30	50,000	49,540
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	98,668
Lowe's Cos., Inc., 3%, 10/15/50	300,000	196,168
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	101,862
Southwest Airlines Co., 5.25%, 5/4/25	75,000	74,136
Tractor Supply Co., 1.75%, 11/1/30	125,000	98,977
Tractor Supply Co., 5.25%, 5/15/33	50,000	49,592
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	123,000	115,326
		883,107
Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	250,000	248,588
Hormel Foods Corp., 1.8%, 6/11/30	75,000	62,575
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	100,000	78,616
Mars, Inc. (A), 3.875%, 4/1/39	150,000	126,251
Mars, Inc. (A), 2.375%, 7/16/40	250,000	171,420
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	48,178
Sysco Corp., 5.95%, 4/1/30	58,000	60,699
		796,327
Energy - 1.6%
Energy Transfer LP, 5.25%, 4/15/29	100,000	97,591
Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	127,060
Exxon Mobil Corp., 4.114%, 3/1/46	375,000	329,209
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	229,852
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	122,649
MPLX LP, 4.8%, 2/15/29	150,000	144,590
MPLX LP, 2.65%, 8/15/30	100,000	83,620
Phillips 66, 2.15%, 12/15/30	250,000	203,921
Phillips 66, 4.65%, 11/15/34	275,000	259,520
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	367,348
Valero Energy Corp., 6.625%, 6/15/37	500,000	536,236
Valero Energy Corp. (D), 4%, 6/1/52	75,000	56,434
Valero Energy Partners LP, 4.5%, 3/15/28	350,000	336,611
		2,894,641
Financials - 2.9%
Air Lease Corp., 1.875%, 8/15/26	150,000	133,171
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	200,000	185,471
Bank of America Corp., (SOFRRATE + 1.060%) (C), 2.087%, 6/14/29	100,000	85,135

Bank of America Corp., (SOFRRATE + 1.910%), 5.288%, 4/25/34	$150,000	$148,524
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	100,000	85,480
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	76,546
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	125,000	103,185
BlackRock, Inc., 2.1%, 2/25/32	100,000	80,602
Capital One Financial Corp., (SOFRRATE + 2.057%) (C), 4.927%, 5/10/28	125,000	118,569
Capital One Financial Corp., (SOFRRATE + 2.640%) (C), 6.312%, 6/8/29	100,000	99,302
Capital One Financial Corp., (SOFRRATE + 1.790%) (C), 3.273%, 3/1/30	100,000	84,874
Citigroup, Inc., (SOFRRATE + 2.086%) (C), 4.91%, 5/24/33	125,000	120,907
Empower Finance 2020 LP (A), 3.075%, 9/17/51	75,000	48,145
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	110,380
Fifth Third Bancorp, (SOFRRATE + 1.660%) (C) (D), 4.337%, 4/25/33	125,000	110,075
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	100,000	80,652
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	91,819
Goldman Sachs Group, Inc., (SOFRRATE + 0.913%) (C), 1.948%, 10/21/27	100,000	88,922
Healthpeak OP LLC, 3.25%, 7/15/26	100,000	93,071
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	300,000	211,418
Intercontinental Exchange, Inc., 4.6%, 3/15/33	100,000	96,848
Jefferies Financial Group, Inc., 2.625%, 10/15/31	175,000	135,633
JPMorgan Chase & Co., (TSFR3M + 0.695%) (C), 1.04%, 2/4/27	250,000	222,662
KeyCorp, 4.1%, 4/30/28	300,000	259,199
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	84,952
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	50,000	35,312
Morgan Stanley, (SOFRRATE + 1.020%) (C), 1.928%, 4/28/32	250,000	195,085
Nasdaq, Inc. (D), 1.65%, 1/15/31	175,000	135,768
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	200,000	158,425
Realty Income Corp., 4.85%, 3/15/30	100,000	96,627
Regions Financial Corp., 1.8%, 8/12/28	150,000	121,119
Synchrony Financial, 3.7%, 8/4/26	250,000	224,223
Synchrony Financial, 7.25%, 2/2/33	50,000	45,017
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	69,060

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
Truist Bank, 2.25%, 3/11/30	$50,000	$39,711
Truist Financial Corp., (SOFRRATE + 0.609%) (C), 1.267%, 3/2/27	200,000	176,308
Truist Financial Corp., (SOFRRATE + 1.852%) (C), 5.122%, 1/26/34	100,000	94,723
Truist Financial Corp., (SOFRRATE + 2.361%), 5.867%, 6/8/34	150,000	150,010
U.S. Bancorp, (SOFRRATE + 1.600%) (C) (D), 4.839%, 2/1/34	200,000	187,207
Wells Fargo & Co., (SOFRRATE + 2.100%) (C), 2.393%, 6/2/28	175,000	155,885
Welltower OP LLC, 2.05%, 1/15/29	150,000	124,664
Western Union Co., 2.85%, 1/10/25	200,000	190,206
Weyerhaeuser Co., 3.375%, 3/9/33	100,000	85,935
		5,240,827
Health Care - 0.8%
Amgen, Inc., 5.65%, 3/2/53	100,000	101,031
Block, Inc., 2.75%, 6/1/26	200,000	182,085
Cigna Group, 4.375%, 10/15/28	50,000	48,331
Cigna Group, 4.9%, 12/15/48	100,000	92,927
CVS Health Corp., 5.125%, 7/20/45	400,000	369,496
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	93,422
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	150,000	166,471
Health Care Service Corp., (A), 2.2%, 6/1/30	75,000	61,903
UnitedHealth Group, Inc., 3.7%, 8/15/49	150,000	120,310
Zoetis, Inc., 3%, 5/15/50	175,000	121,989
		1,357,965
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	275,000	215,696
Boeing Co., 3.625%, 2/1/31	50,000	45,016
Boeing Co., 5.805%, 5/1/50	75,000	74,443
Martin Marietta Materials, Inc., 3.2%, 7/15/51	300,000	208,512
Quanta Services, Inc., 2.9%, 10/1/30	150,000	126,945
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	38,307
Textron, Inc., 2.45%, 3/15/31	150,000	123,660
TransDigm, Inc. (A), 6.25%, 3/15/26	100,000	99,505
United Rentals North America, Inc., 5.5%, 5/15/27	250,000	245,641
Vulcan Materials Co., 3.5%, 6/1/30	175,000	158,028
WRKCo, Inc., 3.9%, 6/1/28	50,000	46,546
WRKCo, Inc. (D), 3%, 6/15/33	100,000	81,281
		1,463,580
Information Technology - 0.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	5,000	3,776
Dell International LLC/EMC Corp., 8.35%, 7/15/46	44,000	53,804
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	200,000	133,945

HP, Inc., 2.65%, 6/17/31	$300,000	$241,582
Intel Corp., 3.734%, 12/8/47	435,000	337,614
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	85,927
Oracle Corp., 3.95%, 3/25/51	200,000	151,439
Salesforce, Inc., 2.9%, 7/15/51	150,000	105,147
		1,113,234
Materials - 0.1%
International Flavors & Fragrances, Inc.
(A), 1.832%, 10/15/27	250,000	210,751
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	125,000	111,620
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	96,863
Florida Power & Light Co., 2.875%, 12/4/51	150,000	103,524
Interstate Power & Light Co., 3.5%, 9/30/49	150,000	108,938
		420,945

Total Corporate Notes and Bonds
( Cost $18,406,568 )		16,041,410

FOREIGN CORPORATE BONDS - 1.1%

Communication Service - 0.1%
Thomson Reuters Corp., 4.3%, 11/23/23	200,000	198,355

Financials - 0.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 1.75%, 1/30/26	200,000	179,485
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	142,078
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	200,000	177,534
Bank of Montreal, 5.203%, 2/1/28	100,000	99,797
Royal Bank of Canada (D), 4.9%, 1/12/28	100,000	98,652
Toronto-Dominion Bank (D), 5.156%, 1/10/28	100,000	99,308
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	94,851
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	200,000	191,132
		1,082,837
Health Care - 0.4%
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	500,000	505,331
Royalty Pharma PLC, 2.2%, 9/2/30	125,000	100,445
Royalty Pharma PLC, 3.55%, 9/2/50	200,000	134,493
		740,269
Total Foreign Corporate Bonds
( Cost $2,150,105 )		2,021,461

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
LONG TERM MUNICIPAL BONDS - 0.6%

General - 0.6%
Metropolitan Transportation Authority
Revenue, 6.548%, 11/15/31, 6.548%,
11/15/31	$1,000,000	1,052,394
University of Massachusetts Building
Authority Revenue, Series B, 6.573%,
5/1/39	70,000	70,063

Total Long Term Municipal Bonds
( Cost $1,264,325 )		1,122,457

MORTGAGE BACKED SECURITIES - 10.0%

Fannie Mae - 5.7%
3%, 9/1/30 Pool # 890696	157,884	150,477
3%, 12/1/30 Pool # AL8924	108,989	103,888
7%, 11/1/31 Pool # 607515	11,978	12,050
3.5%, 12/1/31 Pool # MA0919	47,585	45,748
7%, 5/1/32 Pool # 644591	2,511	2,485
3.5%, 8/1/32 Pool # MA3098	41,629	39,866
5.5%, 10/1/33 Pool # 254904	53,481	54,745
5.5%, 11/1/33 Pool # 555880	120,816	122,485
4%, 2/1/35 Pool # MA2177	201,994	195,587
2.5%, 9/1/36 Pool # FS4049	238,450	218,282
5.5%, 9/1/36 Pool # 831820	134,918	136,294
5.5%, 10/1/36 Pool # 901723	19,294	19,218
5.5%, 12/1/36 Pool # 903059	127,867	128,634
4.5%, 5/1/38 Pool # MA5013	682,056	669,089
4%, 1/1/41 Pool # AB2080	191,666	184,271
2.5%, 5/1/41 Pool # MA4334	203,665	178,653
4.5%, 7/1/41 Pool # AB3274	57,338	56,642
5.5%, 7/1/41 Pool # AL6588	224,162	230,367
4%, 9/1/41 Pool # AJ1406	89,738	86,305
4%, 10/1/41 Pool # AJ4046	192,073	185,606
2.5%, 3/1/42 Pool # CB3076	231,743	200,755
2.5%, 3/1/42 Pool # MA4571	451,624	392,590
3.5%, 6/1/42 Pool # AO4136	165,745	155,213
3.5%, 6/1/42 Pool # AO4134	167,016	156,403
3.5%, 8/1/42 Pool # AP2133	171,186	159,753
4%, 10/1/42 Pool # AP7363	157,497	151,383
3%, 2/1/43 Pool # AB8486	306,669	276,921
3%, 2/1/43 Pool # AL3072	302,113	272,810
3.5%, 3/1/43 Pool # AT0310	170,813	159,954
4%, 1/1/45 Pool # AS4257	43,981	42,069
4.5%, 2/1/45 Pool # MA2193	91,015	88,717
3.5%, 4/1/45 Pool # MA2229	120,808	112,389
3.5%, 11/1/45 Pool # BA4907	139,921	130,162
3.5%, 12/1/45 Pool # AS6309	38,117	35,456
2.5%, 12/1/47 Pool # FM3165	115,629	99,434

	Par Value	Value (Note 2,3)
4%, 7/1/48 Pool # MA3415	$82,274	$78,435
3%, 1/1/49 Pool # FS4296	243,734	220,111
4%, 11/1/50 Pool # FM5530	203,398	193,206
2%, 3/1/52 Pool # CB3105	1,176,780	968,368
2.5%, 3/1/52 Pool # BV4133	186,255	158,143
3%, 3/1/52 Pool # CB3115	384,782	341,507
2.5%, 4/1/52 Pool # FS4138	490,217	418,224
4%, 5/1/52 Pool # CB3627	482,358	452,892
4%, 5/1/52 Pool # CB3678	239,830	225,525
4%, 5/1/52 Pool # FS1704	137,461	129,884
4%, 5/1/52 Pool # FS1818	483,262	454,736
3.5%, 6/1/52 Pool # CB3845	237,680	217,084
4.5%, 8/1/52 Pool # CB4383	241,013	232,869
4.5%, 8/1/52 Pool # FS2605	246,762	237,489
5%, 10/1/52 Pool # MA4785	236,750	232,201
5.5%, 10/1/52 Pool # MA4786	215,741	214,883
5%, 11/1/52 Pool # MA4806	240,340	235,637
		10,265,895
Freddie Mac - 4.3%
4.5%, 2/1/25 Pool # J11722	8,504	8,408
4.5%, 5/1/25 Pool # J12247	7,900	7,806
8%, 6/1/30 Pool # C01005	4,233	4,399
6.5%, 1/1/32 Pool # C62333	27,187	27,812
2.5%, 6/1/35 Pool # RC1421	150,029	136,717
2%, 1/1/36 Pool # SB0546	595,158	531,384
3.5%, 11/1/40 Pool # G06168	76,008	71,276
2%, 3/1/41 Pool # RB5105	391,072	334,811
2.5%, 6/1/41 Pool # SC0151	199,857	175,216
4.5%, 9/1/41 Pool # Q03516	143,505	141,554
4%, 10/1/41 Pool # Q04092	205,807	198,088
3%, 9/1/42 Pool # C04233	181,974	164,517
3%, 4/1/43 Pool # V80025	300,150	271,350
3%, 4/1/43 Pool # V80026	296,149	267,732
3%, 7/1/45 Pool # G08653	145,759	131,765
3.5%, 8/1/45 Pool # Q35614	219,095	204,130
3%, 10/1/46 Pool # G60722	208,502	186,933
4%, 3/1/47 Pool # Q46801	78,994	75,417
2.5%, 4/1/48 Pool # QA2240	272,884	234,661
3%, 7/1/49 Pool # QA1033	126,288	112,149
2.5%, 1/1/52 Pool # SD7552	927,239	793,609
3.5%, 4/1/52 Pool # SD0960	465,784	425,811
3.5%, 5/1/52 Pool # RA7380	238,783	218,092
3.5%, 5/1/52 Pool # QE2363	234,496	213,813
3%, 8/1/52 Pool # SD7556	424,605	376,831
5%, 11/1/52 Pool # SD8267	191,364	187,706
5.5%, 11/1/52 Pool # SD8268	236,541	235,747
4.5%, 12/1/52 Pool # SD1921	394,835	381,981
5%, 2/1/53 Pool # SD2334	293,415	288,269
5.5%, 2/1/53 Pool # SD2172	195,041	194,914
5%, 5/1/53 Pool # SD2875	822,478	810,299

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2,3)
5.5%, 6/1/53 Pool # SD3174	$250,000	$249,361
		7,662,558
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	9,929	10,304

Total Mortgage Backed Securities
Cost $18,971,348 )		17,938,757

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 8.6%

U.S. Treasury Bonds - 3.1%
6.625%, 2/15/27	1,500,000	1,611,504
2.250%, 5/15/41	1,000,000	768,945
3.000%, 5/15/42	1,000,000	858,321
2.500%, 2/15/45	750,000	579,522
2.500%, 5/15/46	500,000	383,711
2.250%, 8/15/46	500,000	364,492
3.000%, 5/15/47	200,000	168,070
1.250%, 5/15/50	650,000	364,660
1.875%, 2/15/51	600,000	396,586
		5,495,811
U.S. Treasury Notes - 5.5%
3.875%, 1/15/26	1,000,000	981,133
2.375%, 5/15/27	1,100,000	1,024,031
4.000%, 2/29/28	2,000,000	1,984,531
2.875%, 5/15/28	1,700,000	1,603,246
2.625%, 2/15/29	1,400,000	1,296,695
3.875%, 11/30/29	2,500,000	2,476,465
1.375%, 11/15/31	500,000	412,110
4.125%, 11/15/32	100,000	102,125
		9,880,336
Total U.S. Government and Agency
Obligations ( Cost $16,844,848 )		15,376,147

	Shares
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class, (E), 5.03%	962,505	962,505
State Street Navigator Securities Lending
Government Money Market Portfolio, (E)
(F), 5.11%	1,077,503	1,077,503

Total Short-Term Investments
( Cost $2,040,008 )		2,040,008

	Par Value	Value (Note 2,3)
TOTAL INVESTMENTS - 100.3%
( Cost $157,124,591** )		$179,325,730
NET OTHER ASSETS AND
LIABILITIES - (0.3%)		(601,146)

TOTAL NET ASSETS - 100.0%		178,724,584

**	Aggregate cost for Federal tax purposes was $158,024,770.

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

(C)	Floating rate or variable rate note. Rate shown is as of June 30, 2023.

(D)	All or a portion of these securities, with an aggregate fair value of $1,059,649, are on loan as part of a securities lending program. See footnote (F) and Note 10 for details on the securities lending program.

(E)	7-day yield.

(F)	Represents investments of cash collateral received in connection with securities lending. BDC Business Development Company.

CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily.
DAC	Designated Activity Company.
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
TSFR3M	3 mo. USD Term SOFR.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.8%

Communication Service - 3.3%
Comcast Corp., Class A	151,000	$6,274,050

Consumer Discretionary - 9.1%
Home Depot, Inc.	21,200	6,585,568
Lowe's Cos., Inc.	19,900	4,491,430
McDonald's Corp.	10,400	3,103,464
Starbucks Corp.	31,500	3,120,390
		17,300,852
Consumer Staples - 9.3%
Archer-Daniels-Midland Co.	60,000	4,533,600
Coca-Cola Co.	53,000	3,191,660
PepsiCo, Inc.	18,500	3,426,570
Procter & Gamble Co.	21,000	3,186,540
Target Corp.	25,500	3,363,450
		17,701,820
Energy - 10.9%
Baker Hughes Co.	182,000	5,753,020
Chevron Corp.	39,200	6,168,120
EOG Resources, Inc.	37,000	4,234,280
Kinder Morgan, Inc.	274,000	4,718,280
		20,873,700
Equity Real Estate Investment Trusts
(REITs) - 2.9%
American Tower Corp., REIT	29,000	5,624,260

Financials - 18.4%
Aflac, Inc.	52,500	3,664,500
BlackRock, Inc.	8,200	5,667,348
CME Group, Inc.	34,000	6,299,860
JPMorgan Chase & Co.	29,000	4,217,760
Morgan Stanley	70,000	5,978,000
Northern Trust Corp.	33,500	2,483,690
Travelers Cos., Inc.	14,500	2,518,070
U.S. Bancorp	132,000	4,361,280
		35,190,508

Health Care - 12.1%
Bristol-Myers Squibb Co.	73,000	4,668,350
Johnson & Johnson	40,500	6,703,560
Medtronic PLC	83,500	7,356,350
Pfizer, Inc.	122,000	4,474,960
		23,203,220

	Shares	Value (Note 2,3)
Industrials - 15.9%
Automatic Data Processing, Inc.	11,500	$2,527,585
Caterpillar, Inc.	25,700	6,323,485
Emerson Electric Co.	23,000	2,078,970
Fastenal Co.	116,500	6,872,335
Honeywell International, Inc.	26,000	5,395,000
Paychex, Inc.	19,000	2,125,530
Union Pacific Corp.	15,000	3,069,300
United Parcel Service, Inc., Class B	11,400	2,043,450
		30,435,655

Information Technology - 8.2%
Analog Devices, Inc.	14,000	2,727,340
Cisco Systems, Inc.	144,000	7,450,560
Texas Instruments, Inc.	30,500	5,490,610
		15,668,510
		s
Materials - 4.9%
Air Products & Chemicals, Inc.	20,200	6,050,506
Newmont Corp.	78,500	3,348,810
		9,399,316

Utilities - 3.8%
NextEra Energy, Inc.	99,000	7,345,800
Total Common Stocks
( Cost $162,740,149 )		189,017,691

SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (A),
5.03%	2,047,413	2,047,413
Total Short-Term Investments
( Cost $2,047,413 )		2,047,413
TOTAL INVESTMENTS - 99.9% ( Cost $164,787,562**)		191,065,104
NET OTHER ASSETS AND LIABILITIES - 0.1%		150,155
TOTAL NET ASSETS - 100.0%		$191,215,259

**	Aggregate cost for Federal tax purposes was $164,861,875.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.3%
Communication Services - 9.6%
Alphabet, Inc., Class C *	120,643	$14,594,184
Liberty Broadband Corp., Class C *	49,182	3,939,970
		18,534,154
Consumer Discretionary - 13.0%
Amazon.com, Inc. *	60,406	7,874,526
Lowe's Cos., Inc.	37,948	8,564,864
NIKE, Inc., Class B	14,503	1,600,696
TJX Cos., Inc.	83,781	7,103,791
		25,143,877
Consumer Staples - 4.0%
Dollar Tree, Inc. *	53,746	7,712,551

Financials - 30.3%
Capital Markets - 4.9%
Brookfield Asset Management Ltd., Class
A (A)	31,960	1,042,855
Brookfield Corp., Class A	127,842	4,301,883
Charles Schwab Corp.	71,131	4,031,705
		9,376,443
Commercial Banks - 2.5%
U.S. Bancorp	148,163	4,895,305
Financial Services - 11.9%
Berkshire Hathaway, Inc., Class B *	22,168	7,559,288
Fiserv, Inc. *	70,225	8,858,884
Visa, Inc., Class A	27,425	6,512,889
		22,931,061
Insurance - 11.0%
Arch Capital Group Ltd. *	147,444	11,036,183
Marsh & McLennan Cos., Inc.	28,445	5,349,936
Progressive Corp.	36,000	4,765,320
		21,151,439
		58,354,248
Health Care - 12.4%
Alcon, Inc.	99,057	8,133,570
Becton Dickinson & Co.	31,660	8,358,557
Danaher Corp.	16,514	3,963,360
Elevance Health, Inc.	7,906	3,512,557
		23,968,044

	Shares	Value (Note 2,3)
Industrials - 16.4%
Copart, Inc. *	74,617	$6,805,817
Ferguson PLC	22,534	3,544,823
Jacobs Solutions, Inc.	50,943	6,056,613
PACCAR, Inc.	101,652	8,503,190
Parker-Hannifin Corp.	17,385	6,780,845
		31,691,288

Information Technology - 12.6%
Accenture PLC, Class A	21,935	6,768,702
Adobe, Inc. *	7,742	3,785,761
Analog Devices, Inc.	42,591	8,297,153
TE Connectivity Ltd.	38,064	5,335,050
		24,186,666
Total Common Stocks
( Cost $111,272,871 )		189,590,828

SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (B),
5.03%	3,146,893	3,146,893
State Street Navigator Securities Lending
Government Money Market Portfolio, (B)
(C), 5.11%	1,033,560	1,033,560
Total Short-Term Investments
(Cost $4,180,453 )		4,180,453
TOTAL INVESTMENTS - 100.5%
( Cost $115,453,324** )		193,771,281
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(920,220)
TOTAL NET ASSETS - 100.0%		$192,851,061

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $116,084,090. All or a portion of these securities, with an aggregate fair value of $1,021,972, are on loan as part of a securities lending program. See footnote (C) and Note 10 for details on the

(A)	securities lending program.
(B)	7-day yield.

Represents investments of cash collateral received in connection

(C)	with securities lending.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 95.0%
Communication Services - 5.9%
Liberty Broadband Corp., Class C *	59,991	$4,805,879
Liberty Media Corp.-Liberty Formula One,
Class C *	22,692	1,708,254
Take-Two Interactive Software, Inc. *	14,769	2,173,406
		8,687,539
Consumer Discretionary - 15.1%
CarMax, Inc. *	75,801	6,344,544
Floor & Decor Holdings, Inc., Class A *	47,471	4,935,085
Ross Stores, Inc.	70,123	7,862,892
Thor Industries, Inc.	28,566	2,956,581
		22,099,102
Consumer Staples - 5.0%
Brown-Forman Corp., Class B	19,416	1,296,600
Dollar Tree, Inc. *	42,095	6,040,633
		7,337,233
Financials - 26.6%
Capital Markets - 5.2%
Brookfield Asset Management Ltd., Class
A (A)	19,049	621,569
Brookfield Corp., Class A	76,196	2,563,995
Moelis & Co., Class A	97,551	4,422,962
		7,608,526
Commercial Banks - 1.7%
Glacier Bancorp, Inc.	78,833	2,457,225
Insurance - 19.7%
Arch Capital Group Ltd. *	149,553	11,194,042
Brown & Brown, Inc.	93,720	6,451,685
Markel Group, Inc. *	2,724	3,767,782
Progressive Corp.	32,324	4,278,728
W R Berkley Corp.	53,294	3,174,191
		28,866,428
		38,932,179
Health Care - 5.4%
Laboratory Corp. of America Holdings	20,467	4,939,301
Waters Corp. *	11,069	2,950,331
		7,889,632

	Shares	Value (Note 2,3)
Industrials - 16.5%
Armstrong World Industries, Inc.	25,322	$1,860,154
Carlisle Cos., Inc.	27,048	6,938,623
Copart, Inc. *	71,588	6,529,542
Expeditors International of Washington, Inc.	23,577	2,855,882
PACCAR, Inc.	72,291	6,047,142
		24,231,343
Information Technology - 20.5%
Amphenol Corp., Class A	53,601	4,553,405
Arista Networks, Inc. *	35,893	5,816,820
CDW Corp.	25,778	4,730,263
Gartner, Inc. *	24,240	8,491,514
Microchip Technology, Inc.	20,998	1,881,211
MKS Instruments, Inc.	42,020	4,542,362
		30,015,575
Total Common Stocks
( Cost $64,420,529 )		139,192,603
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (B)
5.03%	7,494,015	7,494,015
State Street Navigator Securities Lending
Government Money Market Portfolio, (B)
(C), 5.11%	616,044	616,044
Total Short-Term Investments
( Cost $8,110,059 )		8,110,059
TOTAL INVESTMENTS - 100.5% ( Cost $72,530,588**)		147,302,662
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(737,432)
TOTAL NET ASSETS - 100.0%		$146,565,230

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $72,752,908.
(A)	All or a portion of these securities, with an aggregate fair value of $609,137, are on loan as part of a securities lending program. See footnote (C) and Note 10 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 96.8%
Australia - 1.4%
Treasury Wine Estates Ltd.	40,023	$300,716

Brazil - 2.3%
Itau Unibanco Holding SA, ADR	44,081	260,078
Pagseguro Digital Ltd., Class A *	24,879	234,858
		494,936
Canada - 5.8%
Cameco Corp.	16,284	510,177
Canadian Pacific Kansas City Ltd. (A)	4,253	343,515
Manulife Financial Corp.	19,480	368,367
		1,222,059
China - 7.0%
Alibaba Group Holding Ltd., ADR *	6,015	501,350
Ping An Insurance Group Co. of China
Ltd., Class H	78,890	505,463
Tencent Holdings Ltd.	11,232	478,063
		1,484,876
Denmark - 1.7%
Genmab AS *	951	360,948

France – 10.3%
Air Liquide SA	1,680	301,194
Airbus SE	3,609	521,700
EssilorLuxottica SA	1,191	225,394
Hermes International	105	228,422
LVMH Moet Hennessy Louis Vuitton SE	314	296,330
STMicroelectronics NV	5,528	276,345
Worldline SA * (B)	8,726	319,371
		2,168,756
Germany - 11.9%
adidas AG	2,350	455,794
Deutsche Telekom AG	22,558	491,696
KION Group AG	11,381	457,650
SAP SE, ADR	3,196	437,245
Siemens AG	2,485	413,625
Symrise AG	2,383	249,644
		2,505,654
Hong Kong - 1.7%
AIA Group Ltd.	34,320	350,173

India - 7.1%
HDFC Bank Ltd., ADR	8,598	599,281
Infosys Ltd., ADR	19,129	307,403
Larsen & Toubro Ltd., GDR	19,627	590,661
		1,497,345
Ireland - 2.0%
Kerry Group PLC, Class A	4,403	429,608

	Shares	Value (Note 2,3)
Israel - 1.4%
CyberArk Software Ltd. *	1,880	$293,901

Italy - 1.1%
Ferrari NV	740	240,655

Japan - 15.0%
CyberAgent, Inc.	28,429	207,623
Keyence Corp.	600	283,751
Lasertec Corp.	2,100	317,391
Murata Manufacturing Co. Ltd.	4,893	280,760
Nidec Corp.	4,600	252,843
Pan Pacific International Holdings Corp.	21,100	378,108
Shin-Etsu Chemical Co. Ltd.	10,200	339,015
Shiseido Co. Ltd.	4,600	208,408
Sony Group Corp.	4,797	430,280
Toray Industries, Inc.	81,553	455,618
		3,153,797
Mexico - 5.0%
Fomento Economico Mexicano SAB de
CV, ADR	2,564	284,194
Grupo Mexico SAB de CV, Series B	100,607	483,727
Wal-Mart de Mexico SAB de CV, ADR	7,056	278,077
		1,045,998
Netherlands - 4.4%
ASML Holding NV	654	473,986
NXP Semiconductors NV	2,254	461,349
		935,335
Norway - 1.1%
Norsk Hydro ASA	39,610	235,433

Switzerland - 6.0%
Lonza Group AG	588	351,148
Nestle SA	2,112	254,126
Partners Group Holding AG	367	345,564
Sika AG	1,107	316,627
		1,267,465
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR	3,059	308,714

United Kingdom - 10.1%
AstraZeneca PLC	3,286	470,681
Diageo PLC	8,027	344,326
London Stock Exchange Group PLC	3,649	386,672
Prudential PLC	29,018	409,222
Shell PLC	17,436	519,132
		2,130,033
Total Common Stocks
(Cost $21,608,274)		20,426,402

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2,3)
Exchange Traded Funds - 1.5%
United States - 1.5%
iShares MSCI ACWI ex U.S. ETF	6,269	$308,560
Total Exchange Traded Funds
( Cost $304,172 )		308,560

SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class (C), 5.03%,	240,785	240,785
State Street Navigator Securities Lending
Government Money Market Portfolio, (C)
(D), 5.11%	337,527	337,527
Total Short-Term Investments
( Cost $578,312 )		578,312
TOTAL INVESTMENTS - 101.0%
( Cost $22,490,758** )		21,313,274
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(219,926)
TOTAL NET ASSETS - 100.0%		$21,093,348
* Non-income producing.
** Aggregate cost for Federal tax purposes was $22,651,118.

(A)	All or a portion of these securities, with an aggregate
fair value of $336,950, are on loan as part of a securities
lending program. See footnote (D) and Note 10 for details
on the securities lending program.
(B)	Security sold within terms of a private placement
memorandum exempt from registration under section
144A of the Securities Act of 1933, as amended, and may
be sold only to dealers in that program or other "qualified
institutional investors." The securities have been
determined to be liquid under guidelines established by
the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in
connection with securities lending.
ACWI	MSCI All Country World Index.
ADR	American Depositary Receipt.
ETF	Exchange Traded Instruments.
GDR	Global Depositary Receipt.
MSCI	Morgan Stanley Capital International.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 94.9%

Alternative Funds - 4.3%
Invesco Optimum Yield Diversified Commodity
Strategy ETF	56,046	$762,506

Bond Funds - 74.6%
iShares 7-10 Year Treasury Bond ETF (A)	64,185	6,200,271
iShares MBS ETF	10,294	960,070
iShares Treasury Floating Rate Bond ETF	69,646	3,528,963
Schwab Intermediate-Term U.S. Treasury ETF	10,413	513,153
Vanguard Extended Duration Treasury ETF	22,650	1,972,135
		13,174,592
Foreign Stock Funds - 2.9%
Global X MSCI Norway ETF	2,337	54,022
iShares MSCI Emerging Markets Asia ETF	1,600	105,136
iShares MSCI Switzerland ETF	1,441	66,588
JPMorgan BetaBuilders Japan ETF	5,719	294,757
		520,503
Stock Funds - 13.1%
First Trust Natural Gas ETF	11,878	276,520
iShares Global Energy ETF	11,786	438,675
VanEck Gold Miners ETF	21,412	644,715
Vanguard Health Care ETF	732	179,208
Vanguard Information Technology ETF	1,717	$759,189
		2,298,307

Total Investment Companies
( Cost $16,492,851 )		16,755,908

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (B), 5.03%,	900,419	$900,419
Total Short-Term Investments
( Cost $900,419 )		900,419
TOTAL INVESTMENTS - 100.0%
( Cost $17,393,270** )		17,656,327
NET OTHER ASSETS AND LIABILITIES – (0.0)%		(1,959)

TOTAL NET ASSETS - 100.0%		$17,654,368

**	Aggregate cost for Federal tax purposes was $17,855,570.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239456/ ishares-710-year-treasury-bond-etf.
(B)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 94.4%

Alternative Funds - 4.2%
Invesco Optimum Yield Diversified
Commodity Strategy ETF	177,588	$2,416,085

Bond Funds - 64.8%
iShares 7-10 Year Treasury Bond ETF (A)	183,018	17,679,539
iShares MBS ETF	31,345	2,923,391
iShares Treasury Floating Rate Bond ETF	214,568	10,872,161
Schwab Intermediate-Term U.S. Treasury
ETF	30,812	1,518,415
Vanguard Extended Duration Treasury
ETF	45,455	3,957,767
		36,951,273
Foreign Stock Funds - 4.7%
Global X MSCI Norway ETF	10,452	241,607
iShares MSCI Emerging Markets Asia ETF	9,306	611,497
iShares MSCI Switzerland ETF	5,673	262,149
JPMorgan BetaBuilders Japan ETF	28,986	1,493,939
		2,609,192

Stock Funds - 20.7%
First Trust Natural Gas ETF	47,847	1,113,878
iShares Global Energy ETF	57,855	2,153,363
VanEck Gold Miners ETF	88,128	2,653,534
Vanguard Health Care ETF	5,038	1,233,403
Vanguard Information Technology ETF	10,552	$4,665,673
		11,819,851
Total Investment Companies
( Cost $52,190,171 )		53,796,401

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (B),
5.03%	2,853,301	$2,853,301
Total Short-Term
Investments
( Cost $2,853,301 )		2,853,301

TOTAL INVESTMENTS - 99.4% ( Cost $55,043,472** )		56,649,702

NET OTHER ASSETS AND LIABILITIES - 0.6%		348,843

TOTAL NET ASSETS - 100.0%		$56,998,545

**	Aggregate cost for Federal tax purposes was $56,895,705.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239456/ ishares-710-year-treasury-bond-etf.
(B)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 94.9%

Alternative Funds - 4.3%
Invesco Optimum Yield Diversified
Commodity Strategy ETF	117,836	$1,603,159

Bond Funds - 56.9%
iShares 7-10 Year Treasury Bond ETF (A)	110,110	10,636,626
iShares MBS ETF	17,466	1,628,966
iShares Treasury Floating Rate Bond ETF	119,219	6,040,827
Schwab Intermediate-Term U.S. Treasury ETF	15,204	749,253
Vanguard Extended Duration Treasury ETF	23,699	2,063,472
		21,119,144
Foreign Stock Funds - 6.5%
Global X MSCI Norway ETF	7,543	174,363
iShares MSCI Emerging Markets Asia ETF	9,137	600,392
iShares MSCI Switzerland ETF	5,153	238,120
JPMorgan BetaBuilders Japan ETF	27,365	1,410,392
		2,423,267
Stock Funds - 27.2%
First Trust Natural Gas ETF	37,555	874,280
iShares Global Energy ETF	47,556	1,770,035
VanEck Gold Miners ETF	64,134	1,931,075
Vanguard Health Care ETF	3,963	970,222
Vanguard Information Technology ETF	10,295	4,552,037
		10,097,649
Total Investment Companies
( Cost $33,813,431 )		$35,243,219

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (B),
5.03%	1,871,075	$1,871,075
Total Short-Term Investments
( Cost $1,871,075 )		1,871,075

TOTAL INVESTMENTS - 99.9% ( Cost $35,684,506** )		37,114,294

NET OTHER ASSETS AND LIABILITIES - 0.1%		27,798

TOTAL NET ASSETS - 100.0%		$37,142,092

**	Aggregate cost for Federal tax purposes was $37,140,586.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239456/ ishares-710-year-treasury-bond-etf.
(B)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 94.8%

Alternative Funds - 4.3%

Invesco Optimum Yield Diversified
Commodity Strategy ETF	94,172	$1,281,210

Bond Funds - 50.8%
iShares 7-10 Year Treasury Bond ETF (A)	84,044	8,118,650
iShares MBS ETF	12,256	1,143,056
iShares Treasury Floating Rate Bond ETF	85,394	4,326,914
Schwab Intermediate-Term U.S. Treasury ETF	11,254	554,597
Vanguard Extended Duration Treasury ETF	12,780	1,112,755
		15,255,972
Foreign Stock Funds - 7.7%
Global X MSCI Norway ETF	6,675	154,298
iShares MSCI Emerging Markets Asia ETF	9,084	596,910
iShares MSCI Switzerland ETF	4,305	198,934
JPMorgan BetaBuilders Japan ETF	26,563	1,369,057
		2,319,199

Stock Funds - 32.0%
First Trust Natural Gas ETF	34,670	807,118
iShares Global Energy ETF	44,545	1,657,965
VanEck Gold Miners ETF	54,440	1,639,188
Vanguard Health Care ETF	3,526	863,235
Vanguard Information Technology ETF	10,528	$4,655,061
		9,622,567
Total Investment Companies
( Cost $27,194,188 )		28,478,948

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 5.6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class (B),
5.03%	1,674,142	$1,674,142
Total Short-Term Investments
( Cost $1,674,142 )		1,674,142

TOTAL INVESTMENTS - 100.4% ( Cost $28,868,330** )		30,153,090

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(134,011)

TOTAL NET ASSETS - 100.0%		$30,019,079

**	Aggregate cost for Federal tax purposes was $30,207,859.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239456/ ishares-710-year-treasury-bond-etf.
(B)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Assets and Liabilities as of June 30, 2023 (unaudited)

	Conservative	Moderate	Aggressive	Core	High	Diversified	Large Cap
	Allocation	Allocation	Allocation	Bond	Income	Income	Value
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$68,892,025	$73,909,327	$29,179,321	$79,173,186	$13,025,821	$179,325,730	$191,065,104
Investments in affiliated securities, at fair value‡1	44,692,290	42,615,224	11,799,956	–	–	–	–
Due from Custodian	–	–	–	443,509	–	–	–
Receivables:
Fund shares sold	107,876	914	12,766	19,170	554	16,741	14,931
Dividends and Interest	111,765	94,040	23,136	578,470	185,827	602,894	266,860
Total assets	113,803,956	116,619,505	41,015,179	80,214,335	13,212,202	179,945,365	191,346,895
Liabilities:
Payables:
Fund shares repurchased	12,530	89,227	25	876	1,878	21,239	22,061
Upon return of securities loaned	1,838,728	408,924	358,182	1,267,268	1,114,105	1,077,503	–
Advisory agreement fees	27,546	28,471	9,990	35,832	7,501	101,775	92,574
Audit and trustee fees	9,453	9,631	3,220	6,774	1,058	15,564	16,573
Distribution fees - Class II	2,343	2,265	124	2,971	510	4,700	428
Total liabilities	1,890,600	538,518	371,541	1,313,721	1,125,052	1,220,781	131,636
Net assets applicable to
outstanding capital stock	$111,913,356	$116,080,987	$40,643,638	$78,900,614	$12,087,150	$178,724,584	$191,215,259
Net assets consist of:
Paid-in capital in excess of par	$119,170,438	$112,256,577	$37,845,313	$88,722,652	$15,880,100	$152,573,654	$159,325,497
Accumulated distributable earnings (loss)	(7,257,082)	3,824,410	2,798,325	(9,822,038)	(3,792,950)	26,150,930	31,889,762
Net Assets	$111,913,356	$116,080,987	$40,643,638	$78,900,614	$12,087,150	$178,724,584	$191,215,259
Class I Shares:
Net Assets	$100,477,512	$105,110,950	$40,149,472	$64,671,360	$9,653,735	$155,694,742	$189,121,908
Shares of beneficial interest outstanding	11,224,681	12,266,074	5,348,691	7,752,147	1,321,402	9,846,139	8,309,345
Net Asset Value and redemption price per share	$8.95	$8.57	$7.51	$8.34	$7.31	$15.81	$22.76
Class II Shares:
Net Assets	$11,435,844	$10,970,037	$494,166	$14,229,254	$2,433,415	$23,029,842	$2,093,351
Shares of beneficial interest outstanding	1,272,535	1,276,744	65,968	1,716,115	333,174	1,478,414	93,743
Net Asset Value and redemption price per share	$8.99	$8.59	$7.49	$8.29	$7.30	$15.58	$22.33

† Cost of Investments in unaffiliated securities	$70,038,558	$73,183,975	$28,989,948	$87,235,332	$14,668,231	$157,124,591	$164,787,562
‡ Cost of investments in affiliated Securities	$45,921,010	$38,202,206	$9,385,437
§ Fair Value of securities on loan	$2,079,326	$2,511,640	$364,839	$1,245,916	$1,526,487	$1,059,649

1 See Note 12 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Assets and Liabilities as of June 30, 2023 (unaudited) - continued

				Madison	Madison	Madison	Madison
	Large Cap		International	Target	Target	Target	Target
	Growth	Mid Cap	Stock	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$193,771,281	$147,302,662	$21,313,274	$17,656,327	$56,649,702	$37,114,294	$30,153,090
Due from Custodian	16,300	4,788	–	–	–	–	–
Foreign currency (cost of $20,095) (Note 2)	–	–	20,190	–	–	–	–
Receivables:
Investments sold	–	–	–	991,078	2,633,221	1,891,319	1,539,642
Fund shares sold	6,937	4,851	106	11,491	362,487	36,427	31,837
Dividends and Interest	268,813	20,618	129,392	3,693	20,115	16,515	15,522
Total assets	194,063,331	147,332,919	21,462,962	18,662,589	59,665,525	39,058,555	31,740,091
Liabilities:
Payables:
Investments purchased	–	–	17	1,003,860	2,653,042	1,907,323	1,713,683
Fund shares repurchased	39,926	35,813	3,710	–	–	–	–
Upon return of securities loaned	1,033,560	616,044	337,527	–	–	–	–
Advisory agreement fees	122,581	103,807	19,986	3,634	11,624	7,637	6,131
Administrative services agreement fees	–	–	–	727	2,314	1,503	1,198
Audit and trustee fees	14,032	11,088	1,673	–	–	–	–
Distribution fees - Class II	2,171	937	1,179	–	–	–	–
Due to Custodian	–	–	5,522	–	–	–	–
Total liabilities	1,212,270	767,689	369,614	1,008,221	2,666,980	1,916,463	1,721,012
Net assets applicable to
outstanding capital stock	$192,851,061	$146,565,230	$21,093,348	$17,654,368	$56,998,545	$37,142,092	$30,019,079
Net assets consist of:
Paid-in capital in excess of par	$108,066,107	$66,093,787	$23,887,395	$20,279,168	$59,868,501	$38,410,272	$31,123,433
Accumulated distributable earnings (loss)	84,784,954	80,471,443	(2,794,047)	(2,624,800)	(2,869,956)	(1,268,180)	(1,104,354)
Net Assets	$192,851,061	$146,565,230	$21,093,348	$17,654,368	$56,998,545	$37,142,092	$30,019,079
Class I Shares:
Net Assets	$182,145,126	$141,887,347	$15,452,148	$17,654,368	$56,998,545	$37,142,092	$30,019,079
Shares of beneficial interest outstanding	8,434,646	8,029,886	1,482,837	2,723,507	8,116,589	5,783,938	2,693,500
Net Asset Value and redemption price per share	$21.59	$17.67	$10.42	$6.48	$7.02	$6.42	$11.15
Class II Shares:
Net Assets	$10,705,935	$4,677,883	$5,641,200
Shares of beneficial interest outstanding	512,520	280,597	545,936
Net Asset Value and redemption price per share	$20.89	$16.67	$10.33

† Cost of Investments in unaffiliated securities	$115,453,324	$72,530,588	$22,490,758	$17,393,270	$55,043,472	$35,684,506	$28,868,330
§ Fair Value of securities on loan	$1,021,972	$609,137	$336,950

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Operations for the Six Months Ended June 30, 2023 (unaudited)

	Conservative	Moderate	Aggressive	Core	High	Diversified	Large Cap
	Allocation	Allocation	Allocation	Bond	Income	Income	Value
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest	$172,188	$215,045	$93,832	$1,441,168	$333,603	$1,083,043	$44,893
Dividends
Unaffiliated issuers	750,943	758,132	259,703	–	10,849	1,802,771	2,824,498
Affiliated issuers[1]	534,244	398,976	74,798	–	–	–	–
Income from securities lending	4,294	4,593	2,143	2,876	2,498	1,816	–
Total investment income .	1,461,669	1,376,746	430,476	1,444,044	346,950	2,887,630	2,869,391
Expenses:[2]
Advisory agreement fees	168,727	178,016	60,720	223,147	46,940	638,418	582,192
Audit fees	9,434	9,671	3,240	6,771	1,055	15,514	16,520
Trustee fees	2,514	2,577	863	1,805	282	4,134	4,402
Distribution fees - Class II	14,950	14,073	773	18,510	3,193	29,423	2,688
Other expenses	147	159	54	106	17	245	263
Total expenses	195,772	204,496	65,650	250,339	51,487	687,734	606,065
Net Investment Income
(Loss)	1,265,897	1,172,250	364,826	1,193,705	295,463	2,199,896	2,263,326
Net Realized and
Unrealized Gain (loss) on
Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(2,446,002)	(1,764,157)	(138,358)	(1,540,249)	(71,859)	2,624,704	3,411,652
Affiliated issuers[1]	(185,795)	186,924	191,846	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	4,621,765	5,011,891	1,608,692	2,071,337	238,017	(5,875,578)	(8,737,885)
Affiliated Issuers[1]	1,440,320	1,868,969	657,462	–	–	–	–
Net Realized and
Unrealized Gain (Loss) on
Investments	3,430,288	5,303,627	2,319,642	531,088	166,158	(3,250,874)	(5,326,233)
Net Increase (Decrease) in
Net Assets from Operations	$4,696,185	$6,475,877	$2,684,468	$1,724,793	$461,621	$(1,050,978)	$(3,062,907)

1  See Note 12 for information on affiliated issuers.

2  See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Operations for the Six Months Ended June 30, 2023 (unaudited)

				Madison	Madison	Madison	Madison
	Large Cap		International	Target	Target	Target	Target
	Growth	Mid Cap	Stock	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Investment Income:
Interest	$44,462	$156,800	$6,624	$62,684	$158,576	$91,294	$63,816
Dividends
Unaffiliated issuers	861,440	542,027	287,406	191,596	580,960	359,440	273,362
Less: Foreign taxes withheld/
reclaimed	(9,405)	(2,439)	(26,321)	–	–	–	–
Income from securities lending	1,979	1,353	2,154	–	–	–	–
Total investment income .	898,476	697,741	269,863	254,280	739,536	450,734	337,178
Expenses:[1]
Advisory agreement fees	726,370	628,400	124,005	22,918	71,087	46,393	37,251
Administrative services
agreement fees	–	–	–	4,584	14,217	9,279	7,450
Audit fees	14,169	11,160	1,691	–	–	–	–
Trustee fees	3,776	2,974	451	409	1,243	782	615
Distribution fees - Class II	13,128	5,748	7,370	–	–	–	–
Other expenses	240	191	29	24	75	49	39
Total expenses	757,683	648,473	133,546	27,935	86,622	56,503	45,355
Net Investment Income	140,793	49,268	136,317	226,345	652,914	394,231	291,823
Net Realized and Unrealized
Gain (loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	6,945,093	5,782,685	(499,094)	(355,670)	(1,351,354)	(1,009,667)	(798,196)
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	19,622,318	11,140,145	2,641,255	468,759	2,106,557	1,634,631	1,394,721
Net Realized and Unrealized
Gain (Loss) on Investments	26,567,411	16,922,830	2,142,161	113,089	755,203	624,964	596,525
Net Increase (Decrease) in Net
Assets from Operations	$26,708,204	$16,972,098	$2,278,478	$339,434	$1,408,117	$1,019,195	$888,348

1 See Note 4 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22

Net Assets at beginning of period	$115,406,204	$151,828,650	$118,904,410	$162,812,791
Increase (decrease) in net assets from operations:
Net investment income (loss)	1,265,897	2,221,498	1,172,250	2,087,320
Net realized gain (loss)	(2,631,797)	(3,352,134)	(1,577,233)	13,876
Net change in unrealized appreciation (depreciation).	6,062,085	(18,318,753)	6,880,860	(23,118,460)
Net increase (decrease) in net assets from operations.	4,696,185	(19,449,389)	6,475,877	(21,017,264)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(216,197)	(5,138,051)	(270,741)	(10,207,888)
Class II	(11,987)	(595,848)	(16,453)	(1,026,475)
Total distributions	(228,184)	(5,733,899)	(287,194)	(11,234,363)
Capital Stock transactions:
Class I Shares
Shares sold	1,679,532	4,841,627	3,141,374	4,596,739
Issued to shareholders in reinvestment of distributions	216,197	5,138,050	270,741	10,207,888
Shares redeemed	(8,138,252)	(19,359,690)	(11,572,846)	(24,627,227)
Net increase (decrease) from capital stock transactions	(6,242,523)	(9,380,013)	(8,160,731)	(9,822,600)
Class II Shares
Shares sold	137,862	204,513	192,630	223,330
Issued to shareholders in reinvestment of distributions	11,987	595,848	16,453	1,026,475
Shares redeemed	(1,868,175)	(2,659,506)	(1,060,458)	(3,083,959)
Net increase (decrease) from capital stock transactions	(1,718,326)	(1,859,145)	(851,375)	(1,834,154)
Total increase (decrease) from capital stock transactions	(7,960,849)	(11,239,158)	(9,012,106)	(11,656,754)
Total increase (decrease) in net assets	(3,492,848)	(36,422,446)	(2,823,423)	(43,908,381)
Net Assets at end of period	$111,913,356	$115,406,204	$116,080,987	$118,904,410
Capital Share transactions:
Class I Shares
Shares sold	189,232	511,059	374,316	508,234
Issued to shareholders in reinvestment of distributions	24,289	575,122	31,916	1,194,448
Shares redeemed	(919,551)	(2,090,155)	(1,375,332)	(2,716,232)
Net increase (decrease) from capital shares transactions	(706,030)	(1,003,974)	(969,100)	(1,013,550)
Class II Shares
Shares sold	15,592	22,020	22,808	23,372
Issued to shareholders in reinvestment of distributions	1,341	66,366	1,934	119,742
Shares redeemed	(211,024)	(288,288)	(125,930)	(333,465)
Net increase (decrease) from capital shares transactions	(194,091)	(199,902)	(101,188)	(190,351)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets - continued

	Aggressive Allocation Fund		Core Bond Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22

Net Assets at beginning of period	$39,762,751	$53,373,262	$82,354,042	$105,136,739
Increase (decrease) in net assets from operations:
Net investment income (loss)	364,826	663,359	1,193,705	2,149,341
Net realized gain (loss)	53,488	(119,189)	(1,540,249)	(1,306,104)
Net change in unrealized appreciation (depreciation).	2,266,154	(7,859,277)	2,071,337	(14,503,116)
Net increase (decrease) in net assets from operations.	2,684,468	(7,315,107)	1,724,793	(13,659,879)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(73,340)	(4,126,984)	(193,097)	(2,228,279)
Class II	(464)	(62,195)	(26,090)	(457,960)
Total distributions	(73,804)	(4,189,179)	(219,187)	(2,686,239)
Capital Stock transactions:
Class I Shares
Shares sold	1,368,923	2,845,537	1,320,065	3,941,225
Issued to shareholders in reinvestment of distributions	73,340	4,126,984	193,097	2,228,279
Shares redeemed	(3,013,721)	(9,067,917)	(5,383,947)	(11,210,911)
Net increase (decrease) from capital stock transactions	(1,571,458)	(2,095,396)	(3,870,785)	(5,041,407)
Class II Shares
Shares sold	62	287	72,657	148,756
Issued to shareholders in reinvestment of distributions	464	62,195	26,090	457,960
Shares redeemed	(158,845)	(73,311)	(1,186,996)	(2,001,888)
Net increase (decrease) from capital stock transactions	(158,319)	(10,829)	(1,088,249)	(1,395,172)
Total increase (decrease) from capital stock transactions	(1,729,777)	(2,106,225)	(4,959,034)	(6,436,579)
Total increase (decrease) in net assets	880,887	(13,610,511)	(3,453,428)	(22,782,697)
Net Assets at end of period	$40,643,638	$39,762,751	$78,900,614	$82,354,042
Capital Share transactions:
Class I Shares
Shares sold	186,869	365,058	157,529	439,654
Issued to shareholders in reinvestment of distributions	9,908	555,145	23,119	263,180
Shares redeemed	(411,690)	(1,143,812)	(641,519)	(1,290,451)
Net increase (decrease) from capital shares transactions	(214,913)	(223,609)	(460,871)	(587,617)
Class II Shares
Shares sold	8	42	8,757	16,724
Issued to shareholders in reinvestment of distributions	63	8,380	3,142	54,458
Shares redeemed	(21,541)	(9,205)	(142,474)	(224,910)
Net increase (decrease) from capital shares transactions	(21,470)	(783)	(130,575)	(153,728)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets - continued

	High Income Fund		Diversified Income Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22

Net Assets at beginning of period	$12,875,162	$16,435,301	$191,189,026	$230,544,931
Increase (decrease) in net assets from operations:
Net investment income (loss)	295,463	639,385	2,199,896	4,376,677
Net realized gain (loss)	(71,859)	(46,458)	2,624,704	15,664,564
Net change in unrealized appreciation (depreciation).	238,017	(2,107,809)	(5,875,578)	(37,549,120)
Net increase (decrease) in net assets from operations.	461,621	(1,514,882)	(1,050,978)	(17,507,879)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(53,408)	(517,572)	(1,844,323)	(19,643,221)
Class II	(10,762)	(124,548)	(250,544)	(2,932,596)
Total distributions	(64,170)	(642,120)	(2,094,867)	(22,575,817)
Capital Stock transactions:
Class I Shares
Shares sold	28,761	232,781	715,292	2,261,172
Issued to shareholders in reinvestment of distributions	53,408	517,572	1,844,323	19,643,220
Shares redeemed	(1,009,216)	(1,804,045)	(10,252,664)	(21,720,442)
Net increase (decrease) from capital stock transactions	(927,047)	(1,053,692)	(7,693,049)	183,950
Class II Shares
Shares sold	21,333	24,808	469,983	1,263,328
Issued to shareholders in reinvestment of distributions	10,762	124,548	250,544	2,932,596
Shares redeemed	(290,511)	(498,801)	(2,346,075)	(3,652,083)
Net increase (decrease) from capital stock transactions	(258,416)	(349,445)	(1,625,548)	543,841
Total increase (decrease) from capital stock transactions	(1,185,463)	(1,403,137)	(9,318,597)	727,791
Total increase (decrease) in net assets	(788,012)	(3,560,139)	(12,464,442)	(39,355,905)
Net Assets at end of period	$12,087,150	$12,875,162	$178,724,584	$191,189,026
Capital Share transactions:
Class I Shares
Shares sold	3,959	30,098	44,744	124,715
Issued to shareholders in reinvestment of distributions	7,300	71,608	118,382	1,188,799
Shares redeemed	(138,479)	(237,751)	(644,730)	(1,206,709)
Net increase (decrease) from capital shares transactions	(127,220)	(136,045)	(481,604)	106,805
Class II Shares
Shares sold	2,957	3,229	30,769	69,455
Issued to shareholders in reinvestment of distributions	1,471	17,249	16,322	180,189
Shares redeemed	(39,932)	(65,676)	(149,273)	(202,820)
Net increase (decrease) from capital shares transactions	(35,504)	(45,198)	(102,182)	46,824

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets - continued

	Large Cap Value Fund		Large Cap Growth Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22

Net Assets at beginning of period	$204,787,241	$242,749,232	$176,499,841	$228,314,536
Increase (decrease) in net assets from operations:
Net investment income (loss)	2,263,326	5,013,589	140,793	532,862
Net realized gain (loss)	3,411,652	15,332,589	6,945,093	10,814,314
Net change in unrealized appreciation (depreciation).	(8,737,885)	(32,233,755)	19,622,318	(41,255,519)
Net increase (decrease) in net assets from operations.	(3,062,907)	(11,887,577)	26,708,204	(29,908,343)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(2,041,897)	(21,063,238)	(1,073,710)	(12,522,785)
Class II	(20,797)	(239,334)	(63,673)	(785,387)
Total distributions	(2,062,694)	(21,302,572)	(1,137,383)	(13,308,172)
Capital Stock transactions:
Class I Shares
Shares sold	1,453,982	3,677,245	1,818,506	2,189,402
Issued to shareholders in reinvestment of distributions	2,041,897	21,063,238	1,073,710	12,522,785
Shares redeemed	(11,796,858)	(29,075,142)	(11,035,747)	(21,676,747)
Net increase (decrease) from capital stock transactions	(8,300,979)	(4,334,659)	(8,143,531)	(6,964,560)
Class II Shares
Shares sold	64,512	13,299	33,717	76,147
Issued to shareholders in reinvestment of distributions	20,797	239,334	63,673	785,386
Shares redeemed	(230,711)	(689,816)	(1,173,460)	(2,495,153)
Net increase (decrease) from capital stock transactions	(145,402)	(437,183)	(1,076,070)	(1,633,620)
Total increase (decrease) from capital stock transactions	(8,446,381)	(4,771,842)	(9,219,601)	(8,598,180)
Total increase (decrease) in net assets	(13,571,982)	(37,961,991)	16,351,220	(51,814,695)
Net Assets at end of period	$191,215,259	$204,787,241	$192,851,061	$176,499,841
Capital Share transactions:
Class I Shares
Shares sold	64,011	143,221	89,172	105,936
Issued to shareholders in reinvestment of distributions	91,769	891,369	52,130	654,395
Shares redeemed	(519,864)	(1,127,403)	(551,550)	(1,037,564)
Net increase (decrease) from capital shares transactions	(364,084)	(92,813)	(410,248)	(277,233)
Class II Shares
Shares sold	2,940	527	1,745	3,688
Issued to shareholders in reinvestment of distributions	953	10,321	3,195	42,361
Shares redeemed	(10,349)	(27,039)	(59,850)	(123,789)
Net increase (decrease) from capital shares transactions	(6,456)	(16,191)	(54,910)	(77,740)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets - continued

	Mid Cap Fund		International Stock Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22

Net Assets at beginning of period	$138,523,210	$182,924,165	$20,863,033	$26,455,566
Increase (decrease) in net assets from operations:
Net investment income (loss)	49,268	(242,418)	136,317	144,451
Net realized gain (loss)	5,782,685	10,118,328	(499,094)	(1,223,463)
Net change in unrealized appreciation (depreciation).	11,140,145	(33,651,842)	2,641,255	(3,591,729)
Net increase (decrease) in net assets from operations.	16,972,098	(23,775,932)	2,278,478	(4,670,741)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(984,245)	(12,639,998)	(10,445)	(256,978)
Class II	(35,196)	(461,066)	–	(80,412)
Total distributions	(1,019,441)	(13,101,064)	(10,445)	(337,390)
Capital Stock transactions:
Class I Shares
Shares sold	1,117,489	1,753,228	132,023	686,329
Issued to shareholders in reinvestment of distributions	984,245	12,639,998	10,445	256,978
Shares redeemed	(9,580,123)	(21,334,914)	(1,537,472)	(1,409,171)
Net increase (decrease) from capital stock transactions	(7,478,389)	(6,941,688)	(1,395,004)	(465,864)
Class II Shares
Shares sold	26,200	31,959	25,554	450,291
Issued to shareholders in reinvestment of distributions	35,196	461,066	–	80,412
Shares redeemed	(493,644)	(1,075,296)	(668,268)	(649,241)
Net increase (decrease) from capital stock transactions	(432,248)	(582,271)	(642,714)	(118,538)
Total increase (decrease) from capital stock transactions	(7,910,637)	(7,523,959)	(2,037,718)	(584,402)
Total increase (decrease) in net assets	8,042,020	(44,400,955)	230,315	(5,592,533)
Net Assets at end of period	$146,565,230	$138,523,210	$21,093,348	$20,863,033
Capital Share transactions:
Class I Shares
Shares sold	66,925	102,929	12,769	69,441
Issued to shareholders in reinvestment of distributions	58,671	785,221	1,014	27,027
Shares redeemed	(579,790)	(1,229,516)	(150,569)	(145,089)
Net increase (decrease) from capital shares transactions	(454,194)	(341,366)	(136,786)	(48,621)
Class II Shares
Shares sold	1,690	1,912	2,534	46,912
Issued to shareholders in reinvestment of distributions	2,223	30,251	–	8,520
Shares redeemed	(31,320)	(64,893)	(65,868)	(65,992)
Net increase (decrease) from capital shares transactions	(27,407)	(32,730)	(63,334)	(10,560)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets - continued

	Madison Target Retirement		Madison Target Retirement
	2020 Fund		2030 Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22

Net Assets at beginning of period	$18,686,989	$27,013,768	$56,944,120	$71,328,060
Increase (decrease) in net assets from operations:
Net investment income (loss)	226,345	472,963	652,914	1,464,885
Net realized gain (loss)	(355,670)	(2,640,105)	(1,351,354)	(2,819,193)
Net change in unrealized appreciation (depreciation).	468,759	(1,022,198)	2,106,557	(6,671,002)
Net increase (decrease) in net assets from operations.	339,434	(3,189,340)	1,408,117	(8,025,310)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(231,905)	(506,498)	(807,162)	(1,992,004)
Total distributions	(231,905)	(506,498)	(807,162)	(1,992,004)
Capital Stock transactions:
Class I Shares
Shares sold	1,702,512	4,470,777	5,844,406	9,177,618
Issued to shareholders in reinvestment of distributions	231,905	506,498	807,162	1,992,004
Shares redeemed	(3,074,567)	(9,608,216)	(7,198,098)	(15,536,248)
Total increase (decrease) from capital stock transactions	(1,140,150)	(4,630,941)	(546,530)	(4,366,626)
Total increase (decrease) in net assets	(1,032,621)	(8,326,779)	54,425	(14,383,940)
Net Assets at end of period	$17,654,368	$18,686,989	$56,998,545	$56,944,120
Capital Share transactions:
Class I Shares
Shares sold	259,791	647,689	825,424	1,230,115
Issued to shareholders in reinvestment of distributions	35,779	74,816	115,103	271,777
Shares redeemed	(468,157)	(1,379,940)	(1,016,560)	(2,061,550)
Net increase (decrease) from capital shares transactions	(172,587)	(657,435)	(76,033)	(559,658)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Statements of Changes in Net Assets - continued

	Madison Target Retirement		Madison Target Retirement
	2040 Fund		2050 Fund
	(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended
	6/30/23	12/31/22	6/30/23	12/31/22
Net Assets at beginning of period	$36,023,886	$40,984,397	$28,466,946	$34,283,473

Increase (decrease) in net assets from operations:
Net investment income (loss)	394,231	960,060	291,823	794,600
Net realized gain (loss)	(1,009,667)	(1,262,195)	(798,196)	(640,476)
Net change in unrealized appreciation (depreciation)	1,634,631	(4,340,882)	1,394,721	(3,739,722)
Net increase (decrease) in net assets from operations	1,019,195	(4,643,017)	888,348	(3,585,598)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(504,113)	(1,766,714)	(533,493)	(1,867,196)
Total distributions	(504,113)	(1,766,714)	(533,493)	(1,867,196)
Capital Stock transactions:
Class I Shares
Shares sold	2,881,621	5,841,222	2,896,651	4,859,219
Issued to shareholders in reinvestment of distributions	504,113	1,766,714	533,493	1,867,196
Shares redeemed .	(2,782,610)	(6,158,716)	(2,232,866)	(7,090,148)
Total increase (decrease) from capital stock transactions	603,124	1,449,220	1,197,278	(363,733)
Total increase (decrease) in net assets	1,118,206	(4,960,511)	1,552,133	(5,816,527)
Net Assets at end of period	$37,142,092	$36,023,886	$30,019,079	$28,466,946
Capital Share transactions:
Class I Shares
Shares sold	444,873	843,383	257,997	402,700
Issued to shareholders in reinvestment of distributions	78,764	265,450	48,083	161,355
Shares redeemed .	(430,841)	(886,511)	(198,257)	(573,979)
Net increase (decrease) from capital shares transactions	92,796	222,322	107,823	(9,924)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$8.61		$10.40	$10.33	$10.13	$9.21	$10.22
Income from Investment Operations:
Net investment income	0.10		0.18	0.23	0.12	0.201	0.25
Net realized and unrealized gain (loss) on investments	0.26		(1.54)	0.15	0.83	1.00	(0.51)
Total from investment operations	0.36		(1.36)	0.38	0.95	1.20	(0.26)
Less Distributions From:
Net investment income	(0.02)		(0.18)	(0.21)	(0.22)	(0.19)	(0.25)
Capital gains	–		(0.25)	(0.10)	(0.41)	(0.09)	(0.50)
Return of Capital	–		–	–	(0.12)	–	–
Total distributions	(0.02)		(0.43)	(0.31)	(0.75)	(0.28)	(0.75)
Net increase (decrease) in net asset value	0.34		(1.79)	0.07	0.20	0.92	(1.01)
Net Asset Value at end of period	$8.95		$8.61	$10.40	$10.33	$10.13	$9.21
Total Return (%)[2]	4.19	[3]	(13.17)	3.59	9.46	12.97	(2.49)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$100,478		$102,727	$134,456	$146,016	$109,012	$96,763
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.33	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser(%)	0.32	[4]	0.29	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	2.28	[4]	1.74	2.04	1.56	2.15	2.13
Portfolio turnover (%)[5]	33	[3]	64	50	73	57	54

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$8.65		$10.42	$10.36	$10.14	$9.22	$10.22
Income from Investment Operations:
Net investment income	0.08		0.13	0.19	0.13	0.17 [1]	0.19
Net realized and unrealized gain (loss) on investments	0.27		(1.51)	0.15	0.80	1.00	(0.47)
Total from investment operations	0.35		(1.38)	0.34	0.93	1.17	(0.28)
Less Distributions From:
Net investment income	(0.01)		(0.14)	(0.18)	(0.18)	(0.16)	(0.22)
Capital gains	–		(0.25)	(0.10)	(0.41)	(0.09)	(0.50)
Return of Capital	–		–	–	(0.12)	–	–
Total distributions	(0.01)		(0.39)	(0.28)	(0.71)	(0.25)	(0.72)
Net increase (decrease) in net asset value	0.34		(1.77)	0.06	0.22	0.92	(1.00)
Net Asset Value at end of period	$8.99		$8.65	$10.42	$10.36	$10.14	$9.22
Total Return (%)[2]	4.06	[3]	(13.38)	3.33	9.18	12.69	(2.73)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,436		$12,679	$17,373	$19,406	$21,984	$22,527
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.58	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser(%)	0.57	[4]	0.54	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	2.01	[4]	1.48	1.79	1.30	1.86	1.88
Portfolio turnover (%)[5]	33	[3]	64	50	73	57	54

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MODERATE ALLOCATION FUND

	(unaudited)
	Six-Months
	Ended			Year Ended December 31,
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period .	$8.13		$10.29	$10.09	$10.31	$9.20	$10.85
Income from Investment Operations:
Net investment income	0.09		0.15	0.28	0.15	0.22 [1]	0.21
Net realized and unrealized gain (loss) on investments	0.38		(1.53)	0.46	0.89	1.30	(0.69)
Total from investment operations .	0.47		(1.38)	0.74	1.04	1.52	(0.48)
Less Distributions From:
Net investment income	(0.02)		(0.16)	(0.26)	(0.17)	(0.23)	(0.12)
Capital gains .	(0.01)		(0.62)	(0.28)	(0.78)	(0.18)	(1.05)
Return of Capital	–		–	–	(0.31)	–	–
Total distributions	(0.03)		(0.78)	(0.54)	(1.26)	(0.41)	(1.17)
Net increase (decrease) in net asset value .	0.44		(2.16)	0.20	(0.22)	1.11	(1.65)
Net Asset Value at end of period	$8.57		$8.13	$10.29	$10.09	$10.31	$9.20
Total Return (%)[2]	5.61	[3]	(13.54)	7.40	10.06	16.56	(4.36)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$105,111		$107,664	$146,647	$161,944	$171,065	$175,785
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	3.32	[4]	0.33	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser(%) .	0.32	[4]	0.29	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	2.00	[4]	1.58	2.37	1.32	1.87	1.85
Portfolio turnover (%)[5] .	33	[3]	64	59	79	62	67

	(unaudited)
	Six-Months
	Ended			Year Ended December 31,
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$8.16		$10.31	$10.10	$10.31	$9.19	$10.83
Income from Investment Operations:
Net investment income	0.05		0.09	0.21	0.11	0.15 [3]	0.15
Net realized and unrealized gain (loss) on investments	0.40		(1.49)	0.51	0.90	1.34	(0.65)
Total from investment operations	0.45		(1.40)	0.72	1.01	1.49	(0.50)
Less Distributions From:
Net investment income	(0.01)		(0.13)	(0.23)	(0.13)	(0.19)	(0.09)
Capital gains	(0.01)		(0.62)	(0.28)	(0.78)	(0.18)	(1.05)
Return of Capital	–		–	–	(0.31)	–	–
Total distributions	(0.02)		(0.75)	(0.51)	(1.22)	(0.37)	(1.14)
Net increase (decrease) in net asset value	0.43		(2.15)	0.21	(0.21)	1.12	(1.64)
Net Asset Value at end of period	$8.59		$8.16	$10.31	$10.10	$10.31	$9.19
Total Return (%)[2]	5.48	[3]	(13.76)	7.13	9.78	16.27	(4.60)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,970		$11,241	$16,166	$18,046	$18,790	$20,302
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.58	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser(%)	0.57	[4]	0.54	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	1.75	[4]	1.32	2.17	1.07	1.62	1.58
Portfolio turnover (%)[5]	33	[3]	64	59	79	62	67

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

AGGRESSIVE ALLOCATION FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$7.04		$9.08	$8.76	$9.09	$7.97	$10.12
Income from Investment Operations:
Net investment income	0.07		0.13	0.28	0.12	0.161	0.18
Net realized and unrealized gain (loss) on investments	0.41		(1.39)	0.61	0.79	1.40	(0.80)
Total from investment operations	0.48		(1.26)	0.89	0.91	1.56	(0.62)
Less Distributions From:
Net investment income	(0.01)		(0.14)	(0.26)	(0.13)	(0.15)	(0.19)
Capital gains	(0.00)[2]		(0.64)	(0.31)	(0.72)	(0.29)	(1.34)
Return of Capital	–		–	–	(0.39)	–	–
Total distributions	(0.01)		(0.78)	(0.57)	(1.24)	(0.44)	(1.53)
Net increase (decrease) in net asset value	0.47		(2.04)	0.32	(0.33)	1.12	(2.15)
Net Asset Value at end of period	$7.51		$7.04	$9.08	$8.76	$9.09	$7.97
Total Return (%)[3]	6.87	[4]	(14.35)	10.18	10.08	19.69	(6.16)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$40,149		$39,149	$52,574	$54,472	$61,127	$61,777
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[5]	0.33	0.32	0.32	0.32	0.32
After waiver of expenses by Adviser (%)	0.32	[5]	0.29	0.22	0.22	0.22	0.22
Ratio of net investment income to average net assets (%)	1.81	[5]	1.50	2.74	1.14	1.71	1.55
Portfolio turnover (%)[6]	30	[4]	70	71	93	78	69

	(unaudited)
	Six-Months
	Ended			Year Ended December 31,
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$7.02		$9.06	$8.74	$9.06	$7.94	$10.09
Income from Investment Operations:
Net investment income	0.04		0.10	0.22	0.08	0.13 [1]	0.13
Net realized and unrealized gain (loss) on investments	0.43		(1.39)	0.64	0.80	1.41	(0.78)
Total from investment operations	0.47		(1.29)	0.86	0.88	1.54	(0.65)
Less Distributions From:
Net investment income	(0.00)[2]		(0.11)	(0.23)	(0.09)	(0.13)	(0.16)
Capital gains	(0.00)[2]		(0.64)	(0.31)	(0.72)	(0.29)	(1.34)
Return of Capital	–		–	–	(0.39)	–	–
Total distributions	–		(0.75)	(0.54)	(1.20)	(0.42)	(1.50)
Net increase (decrease) in net asset value	0.47		(2.04)	0.32	(0.32)	1.12	(2.15)
Net Asset Value at end of period	$7.49		$7.02	$9.06	$8.74	$9.06	$7.94
Total Return (%)[3]	6.744		(14.57)	9.90	9.81	19.39	(6.39)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$494		$614	$799	$1,095	$1,272	$1,527
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[5]	0.58	0.57	0.57	0.57	0.57
After waiver of expenses by Adviser (%)	0.57	[5]	0.54	0.47	0.47	0.47	0.47
Ratio of net investment income to average net assets (%)	1.54	[5]	1.27	2.42	0.90	1.41	1.01
Portfolio turnover (%)[6]	30	[4]	70	71	93	78	69

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Amounts represent less than $(0.005) per share.

3 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4 Not annualized.

5 Annualized.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

CORE BOND FUND

	(unaudited)
	Six-Months
	Ended			Year Ended December 31,
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$8.20		$9.74	$10.30	$9.89	$9.39	$9.76
Income from Investment Operations:
Net investment income	0.14		0.23	0.20	0.26	0.31 [1]	0.32
Net realized and unrealized gain (loss) on investments	0.02		(1.50)	(0.37)	0.62	0.48	(0.38)
Total from investment operations	0.16		(1.27)	(0.17)	0.88	0.79	(0.06)
Less Distributions From:
Net investment income	(0.02)		(0.23)	(0.23)	(0.28)	(0.28)	(0.31)
Capital gains	–		(0.04)	(0.16)	(0.19)	(0.01)	–
Total distributions	(0.02)		(0.27)	(0.39)	(0.47)	(0.29)	(0.31)
Net increase (decrease) in net asset value	0.14		(1.54)	(0.56)	0.41	0.50	(0.37)
Net Asset Value at end of period	$8.34		$8.20	$9.74	$10.30	$9.89	$9.39
Total Return (%)[2]	2.10	[3]	(13.17)	(1.58)	8.97	8.36	(0.62)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$64,671		$67,311	$85,758	$92,471	$95,679	$104,781
Ratios of expenses to average net assets (%)	0.57	[4]	0.58	0.57	0.57	0.57	0.57
Ratio of net investment income to average net assets (%)	2.99	[4]	2.40	1.97	2.23	2.67	2.70
Portfolio turnover (%)[5]	18	[3]	27	34	44	26	24

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$8.15		$9.69	$10.25	$9.84	$9.36	$9.73
Income from Investment Operations:
Net investment income	0.04		0.12	0.07	0.11	0.171	0.19
Net realized and unrealized gain (loss) on investments	0.11		(1.41)	(0.25)	0.74	0.58	(0.27)
Total from investment operations	0.15		(1.29)	(0.18)	0.85	0.75	(0.08)
Less Distributions From:
Net investment income	(0.01)		(0.21)	(0.22)	(0.25)	(0.26)	(0.29)
Capital gains	–		(0.04)	(0.16)	(0.19)	(0.01)	–
Total distributions	(0.01)		(0.25)	(0.38)	(0.44)	(0.27)	(0.29)
Net increase (decrease) in net asset value	0.14		(1.54)	(0.56)	0.41	0.48	(0.37)
Net Asset Value at end of period	$8.29		$8.15	$9.69	$10.25	$9.84	$9.36
Total Return (%)[2]	1.97	[3]	(13.38)	(1.83)	8.70	8.09	(0.87)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$14,229		$15,043	$19,379	$23,721	$26,855	$29,713
Ratios of expenses to average net assets (%)	0.82	[4]	0.83	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	2.74	[4]	2.15	1.72	1.98	2.43	2.45
Portfolio turnover (%)[5]	18	[3]	27	34	44	26	24

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

HIGH INCOME FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019		2018
Net Asset Value at beginning of period	$7.09		$8.22	$8.24	$8.17	$7.91		$8.66
Income from Investment Operations:
Net investment income	0.22		0.40	0.38	0.46	0.49	[1]	0.49
Net realized and unrealized gain (loss) on investments	0.04		(1.16)	(0.04)	0.03	0.19		(0.77)
Total from investment operations	0.26		(0.76)	0.34	0.49	0.68		(0.28)
Less Distributions From:
Net investment income	(0.04)		(0.37)	(0.36)	(0.42)	(0.42)		(0.47)
Net increase (decrease) in net asset value	0.22		(1.13)	(0.02)	0.07	0.26		(0.75)
Net Asset Value at end of period	$7.31		$7.09	$8.22	$8.24	$8.17		$7.91
Total Return (%)[2]	3.68	[3]	(9.45)	4.24	5.98	8.64		(3.20)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$9,654		$10,264	$13,032	$13,989	$15,658		$17,466
Ratios of expenses to average net assets (%)	0.77	[4]	0.78	0.77	0.77	0.77		0.77
Ratio of net investment income to average net assets (%)	4.77	[4]	4.57	4.14	4.77	4.96		5.12
Portfolio turnover (%)[5]	9	[3]	4	50	55	17		22

	(unaudited)
	Six-Months
	Ended			Year Ended December 31,
CLASS II	6/30/23		2022	2021	2020	2019		2018
Net Asset Value at beginning of period	$7.08		$8.22	$8.25	$8.18	$7.92		$8.67
Income from Investment Operations:
Net investment income	0.02		0.20	0.25	0.26	0.31	[1]	0.37
Net realized and unrealized gain (loss) on investments	0.23		(0.99)	0.07	0.21	0.35		(0.67)
Total from investment operations	0.25		(0.79)	0.32	0.47	0.66		(0.30)
Less Distributions From:
Net investment income	(0.03)		(0.35)	(0.35)	(0.40)	(0.40)		(0.45)
Net increase (decrease) in net asset value	0.22		(1.14)	(0.03)	0.07	0.26		(0.75)
Net Asset Value at end of period	$7.30		$7.08	$8.22	$8.25	$8.18		$7.92
Total Return (%)[2]	3.55	[3]	(9.68)	3.98	5.71	8.36		(3.44)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$2,433		$2,612	$3,403	$3,693	$4,181		$4,605
Ratios of expenses to average net assets (%)	1.02	[4]	1.03	1.02	1.02	1.02		1.02
Ratio of net investment income to average net assets (%)	4.52	[4]	4.32	3.89	4.52	4.71		4.87
Portfolio turnover (%)[5]	9	[3]	4	50	55	17		22

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

DIVERSIFIED INCOME FUND

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
CLASS I	6/30/23	2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$16.09	$19.65	$19.47	$19.11	$17.26	$19.55
Income from Investment Operations:
Net investment income	0.20	0.41	0.36	0.40	0.43 [1]	0.47
Net realized and unrealized gain (loss) on investments	(0.29)	(1.89)	2.53	1.04	2.96	(0.65)
Total from investment operations	(0.09)	(1.48)	2.89	1.44	3.39	(0.18)
Less Distributions From:
Net investment income	(0.04)	(0.41)	(0.39)	(0.41)	(0.40)	(0.48)
Capital gains	(0.15)	(1.67)	(2.32)	(0.67)	(1.14)	(1.63)
Total distributions	(0.19)	(2.08)	(2.71)	(1.08)	(1.54)	(2.11)
Net increase (decrease) in net asset value	(0.28)	(3.56)	0.18	0.36	1.85	(2.29)
Net Asset Value at end of period	$15.81	$16.09	$19.65	$19.47	$19.11	$17.26
Total Return (%)[2]	(0.51)[3]	(7.64)	14.92	7.77	19.68	(0.76)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$155,695	$166,136	$200,806	$195,463	$206,780	$201,421
Ratios of expenses to average net assets (%)	0.72 [4]	0.73	0.72	0.72	0.72	0.72
Ratio of net investment income to average net assets (%)	2.44 [4]	2.18	1.64	2.04	2.10	2.17
Portfolio turnover (%)[5]	19 [3]	32	34	31	28	26

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$15.85		$19.39	$19.27	$18.92	$17.12	$19.41
Income from Investment Operations:
Net investment income	0.13		0.37	0.32	0.27	0.34 [1]	0.38
Net realized and unrealized gain (loss) on investments	(0.23)		(1.88)	2.48	1.12	2.97	(0.60)
Total from investment operations	(0.10)		(1.51)	2.80	1.39	3.31	(0.22)
Less Distributions From:
Net investment income	(0.02)		(0.36)	(0.36)	(0.37)	(0.37)	(0.44)
Capital gains	(0.15)		(1.67)	(2.32)	(0.67)	(1.14)	(1.63)
Total distributions	(0.17)		(2.03)	(2.68)	(1.04)	(1.51)	(2.07)
Net increase (decrease) in net asset value	(0.27)		(3.54)	0.12	0.35	1.80	(2.29)
Net Asset Value at end of period	$15.58		$15.85	$19.39	$19.27	$18.92	$17.12
Total Return (%)[2]	(0.64	)3	(7.87)	14.64	7.50	19.38	(1.01)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$23,030		$25,053	$29,739	$29,102	$33,801	$32,925
Ratios of expenses to average net assets (%)	0.97	[4]	0.98	0.97	0.97	0.97	0.97
Ratio of net investment income to average net assets (%)	2.20	[4]	1.93	1.39	1.79	1.85	1.92
Portfolio turnover (%)[5]	19	[3]	32	34	31	28	26

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized..

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP VALUE FUND

	(unaudited)
	Six-Months
	Ended		Year Ended December 31,
CLASS I	6/30/23	2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$23.35	$27.33	$23.34	$25.08	$21.85	$28.48
Income from Investment Operations:
Net investment income	0.27	0.63	0.49	0.40	0.41 [1]	0.50
Net realized and unrealized gain (loss) on investments	(0.61)	(1.96)	4.71	(1.46)	5.01	(4.09)
Total from investment operations	(0.34)	(1.33)	5.20	(1.06)	5.42	(3.59)
Less Distributions From:
Net investment income	(0.06)	(0.61)	(0.49)	(0.38)	(0.37)	(0.46)
Capital gains	(0.19)	(2.04)	(0.72)	(0.30)	(1.82)	(2.01)
Return of Capital	–	–	–	–	–	(0.57)
Total distributions	(0.25)	(2.65)	(1.21)	(0.68)	(2.19)	(3.04)
Net increase (decrease) in net asset value	(0.59)	(3.98)	3.99	(1.74)	3.23	(6.63)
Net Asset Value at end of period	$22.76	$23.35	$27.33	$23.34	$25.08	$21.85
Total Return (%)[2]	(1.43)[3]	(4.91)	22.36	(3.99)	24.93	(12.59)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$189,122	$202,492	$239,621	$220,518	$256,775	$243,697
Ratios of expenses to average net assets (%)	0.62 [4]	0.63	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%)	2.33 [4]	2.33	1.78	1.74	1.49	1.54
Portfolio turnover (%)[5]	15 [3]	29	32	87	76	83

	(unaudited)
	Six-Months
	Ended		Year Ended December 31,
CLASS II	6/30/23	2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$22.91	$26.87	$22.99	$24.72	$21.56	$28.17
Income from Investment Operations:
Net investment income	0.16	0.42	0.24	0.23	0.301	0.36
Net realized and unrealized gain (loss) on investments	(0.52)	(1.80)	4.81	(1.33)	4.98	(3.98)
Total from investment operations	(0.36)	(1.38)	5.05	(1.10)	5.28	(3.62)
Less Distributions From:
Net investment income	(0.03)	(0.54)	(0.45)	(0.33)	(0.30)	(0.41)
Capital gains	(0.19)	(2.04)	(0.72)	(0.30)	(1.82)	(2.01)
Return of Capital	–	–	–	–	–	(0.57)
Total distributions	(0.22)	(2.58)	(1.17)	(0.63)	(2.12)	(2.99)
Net increase (decrease) in net asset value	(0.58)	(3.96)	3.88	(1.73)	3.16	(6.61)
Net Asset Value at end of period	$22.33	$22.91	$26.87	$22.99	$24.72	$21.56
Total Return (%)[2]	(1.55)[3]	(5.14)	22.05	(4.23)	24.61	(12.81)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$2,093	$2,296	$3,128	$3,388	$4,284	$3,829
Ratios of expenses to average net assets (%)	0.87 [4]	0.87	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	2.08 [4]	2.06	1.52	1.48	1.24	1.29
Portfolio turnover (%)[5]	15 [3]	293	323	873	763	833

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized..

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

LARGE CAP GROWTH FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$18.79		$23.42	$21.11	$20.17	$17.19	$26.54
Income from Investment Operations:
Net investment income	0.02		0.07	0.10	0.09	0.12 [1]	0.20
Net realized and unrealized gain (loss) on investments	2.91		(3.21)	4.68	2.61	5.20	(0.52)
Total from investment operations	2.93		(3.14)	4.78	2.70	5.32	(0.32)
Less Distributions From:
Net investment income	(0.01)		(0.08)	(0.08)	(0.09)	(0.12)	(0.19)
Capital gains	(0.12)		(1.41)	(2.39)	(1.67)	(2.22)	(8.84)
Total distributions	(0.13)		(1.49)	(2.47)	(1.76)	(2.34)	(9.03)
Net increase (decrease) in net asset value	2.80		(4.63)	2.31	0.94	2.98	(9.35)
Net Asset Value at end of period	$21.59		$18.79	$23.42	$21.11	$20.17	$17.19
Total Return (%)[2]	15.65	[3]	(13.45)	22.96	13.94	31.13	(0.28)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$182,145		$166,176	$213,648	$198,560	$197,776	$184,508
Ratios of expenses to average net assets (%)	0.82	[4]	0.83	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.17	[4]	0.30	0.40	0.43	0.52	0.70
Portfolio turnover (%)[5]	6	[3]	12	16	29	18	73

	(unaudited)
	Six-Months		Year Ended December 31,
	Ended
CLASS II	6/30/23	2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$18.19	$22.73	$20.57	$19.71	$16.85	$26.22
Income from Investment Operations:
Net investment income (loss)	(0.07)	(0.05)	(0.04)	(0.01)	0.02 [1]	0.19
Net realized and unrealized gain (loss) on investments	2.89	(3.05)	4.64	2.59	5.14	(0.56)
Total from investment operations	2.82	(3.10)	4.60	2.58	5.16	(0.37)
Less Distributions From:
Net investment income	–	(0.03)	(0.05)	(0.05)	(0.08)	(0.16)
Capital gains	(0.12)	(1.41)	(2.39)	(1.67)	(2.22)	(8.84)
Total distributions	(0.12)	(1.44)	(2.44)	(1.72)	(2.30)	(9.00)
Net increase (decrease) in net asset value	2.70	(4.54)	2.16	0.86	2.86	(9.37)
Net Asset Value at end of period	$20.89	$18.19	$22.73	$20.57	$19.71	$16.85
Total Return (%)[2]	15.51 [3]	(13.67)	22.66	13.65	30.80	(0.53)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$10,706	$10,324	$14,667	$15,900	$17,569	$17,704
Ratios of expenses to average net assets (%)	1.07 [4]	1.08	1.07	1.07	1.07	1.07
Ratio of net investment income (loss) to average net
assets (%)	(0.08)[4]	0.04	0.17	0.19	0.27	0.45
Portfolio turnover (%)[5]	6 [3]	12	16	29	18	73

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MID CAP FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$15.79		$19.99	$17.97	$18.38	$15.19	$18.97
Income from Investment Operations:
Net investment income (loss)	0.01		(0.02)	0.01	(0.01)	(0.03)[1]	–
Net realized and unrealized gain (loss) on
investments	1.99		(2.61)	4.62	1.66	5.22	(0.37)
Total from investment operations	2.00		(2.63)	4.63	1.65	5.19	(0.37)
Less Distributions From:
Capital gains	(0.12)		(1.57)	(2.61)	(2.06)	(2.00)	(3.41)
Net increase (decrease) in net asset value	1.88		(4.20)	2.02	(0.41)	3.19	(3.78)
Net Asset Value at end of period	$17.67		$15.79	$19.99	$17.97	$18.38	$15.19
Total Return (%)[2]	12.76	[3]	(13.17)	26.39	9.69	34.27	(1.50)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$141,887		$133,928	$176,437	$164,068	$167,094	$152,077
Ratios of expenses to average net assets (%)	0.92	[4]	0.93	0.92	0.92	0.92	0.92
Ratio of net investment income (loss) to average net
assets (%)	0.08	[4]	(0.15)	0.06	(0.07)	(0.18)	(0.03)
Portfolio turnover (%)[5]	7	[3]	17	25	24	16	25

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$14.92		$19.04	$17.26	$17.77	$14.77	$18.59
Income from Investment Operations:
Net investment loss	(0.09)		(0.14)	(0.14)	(0.10)	(0.14)[1]	(0.07)
Net realized and unrealized gain (loss) on
investments	1.96		(2.41)	4.53	1.65	5.14	(0.34)
Total from investment operations	1.87		(2.55)	4.39	1.55	5.00	(0.41)
Less Distributions From:
Capital gains	(0.12)		(1.57)	(2.61)	(2.06)	(2.00)	(3.41)
Net increase (decrease) in net asset value	1.75		(4.12)	1.78	(0.51)	3.00	(3.82)
Net Asset Value at end of period	$16.67		$14.92	$19.04	$17.26	$17.77	$14.77
Total Return (%)[2]	12.62	[3]	(13.39)	26.08	9.41	33.93	(1.75)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$4,678		$4,595	$6,487	$7,069	$8,070	$7,921
Ratios of expenses to average net assets (%)	1.17	[4]	1.18	1.17	1.17	1.17	1.17
Ratio of net investment loss to average net assets (%)	(0.17)[4]		(0.41)	(0.17)	(0.31)	(0.43)	(0.28)
Portfolio turnover (%)[5]	7	[3]	17	25	24	16	25

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

INTERNATIONAL STOCK FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$9.38		$11.59	$12.67	$11.80	$9.93	$11.73
Income from Investment Operations:
Net investment income	0.09		0.08	0.14	0.12	0.23 [1]	0.21
Net realized and unrealized gain (loss) on investments	0.96		(2.14)	(0.32)	0.86	1.84	(1.82)
Total from investment operations	1.05		(2.06)	(0.18)	0.98	2.07	(1.61)
Less Distributions From:
Net investment income	(0.01)		(0.07)	(0.12)	(0.11)	(0.20)	(0.19)
Capital gains	–		(0.08)	(0.78)	–	–	–
Total distributions	(0.01)		(0.15)	(0.90)	(0.11)	(0.20)	(0.19)
Net increase (decrease) in net asset value	1.04		(2.21)	(1.08)	0.87	1.87	(1.80)
Net Asset Value at end of period	$10.42		$9.38	$11.59	$12.67	$11.80	$9.93
Total Return (%)[2]	11.17	[3]	(17.70)	(1.34)	8.36	20.81	(13.69)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$15,452		$15,193	$19,330	$21,852	$22,721	$21,130
Ratios of expenses to average net assets (%)	1.17	[4]	1.18	1.17	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	1.33	[4]	0.73	1.01	0.88	1.83	1.59
Portfolio turnover (%)[5]	12	[3]	22	130	33	31	33

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS II	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$9.31		$11.50	$12.59	$11.73	$9.88	$11.67
Income from Investment Operations:
Net investment income	–		0.04	0.04	0.01	0.15 [1]	0.11
Net realized and unrealized gain (loss) on investments	1.02		(2.10)	(0.25)	0.93	1.88	(1.73)
Total from investment operations	1.02		(2.06)	(0.21)	0.94	2.03	(1.62)
Less Distributions From:
Net investment income	–		(0.05)	(0.10)	(0.08)	(0.18)	(0.17)
Capital gains	–		(0.08)	(0.78)	–	–	–
Total distributions	–		(0.13)	(0.88)	(0.08)	(0.18)	(0.17)
Net increase (decrease) in net asset value	1.02		(2.19)	(1.09)	0.86	1.85	(1.79)
Net Asset Value at end of period	$10.33		$9.31	$11.50	$12.59	$11.73	$9.88
Total Return (%)[2]	11.03	[3]	(17.90)	(1.58)	8.09	20.51	(13.91)
Ratios/Supplemental Data:
Net Assets at end of period (in 000s)	$5,641		$5,670	$7,126	$8,919	$9,691	$9,219
Ratios of expenses to average net assets (%)	1.42	[4]	1.43	1.42	1.42	1.42	1.42
Ratio of net investment income to average net assets (%)	1.08	[4]	0.47	0.79	0.63	1.60	1.35
Portfolio turnover (%)[5]	12	[3]	22	130	33	31	33

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2020 FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
CLASS I	6/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$6.45		$7.60	$7.87	$7.83	$7.38	$7.93
Income from Investment Operations:
Net investment income	0.09		0.17	0.13	0.09	0.16 [1]	0.16
Net realized and unrealized gain (loss) on
investments	0.03		(1.15)	(0.02)	0.60	0.70	(0.32)
Total from investment operations	0.12		(0.98)	0.11	0.69	0.86	(0.16)
Less Distributions From:
Net investment income	(0.09)		(0.11)	(0.10)	(0.13)	(0.14)	(0.19)
Capital gains	–		(0.06)	(0.28)	(0.52)	(0.27)	(0.10)
Return of Capital	–		–	–	–	–	(0.10)
Total distributions	(0.09)		(0.17)	(0.38)	(0.65)	(0.41)	(0.39)
Net increase (decrease) in net asset value	0.03		(1.15)	(0.27)	0.04	0.45	(0.55)
Net Asset Value at end of period	$6.48		$6.45	$7.60	$7.87	$7.83	$7.38
Total Return (%)[2]	1.79	[3]	(13.00)	1.45	8.80	11.76	(2.11)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$17,654		$18,687	$27,014	$35,685	$35,602	$38,523
Ratios of expenses to average net assets (%)	0.30	[4]	0.31	0.31	0.30	0.30	0.03 [5]
Ratio of net investment income to average net
assets (%)	2.47	[4]	2.17	1.54	1.14	2.00	1.75 [5]
Portfolio turnover (%)[6]	158	[3]	305	210	318	276	35

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2030 FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
	6/30/23		2022	2021	2020	2019	2018
CLASS I
Net Asset Value at beginning of period	$6.95		$8.15	$8.18	$7.89	$7.34	$8.16
Income from Investment Operations:
Net investment income	0.08		0.19	0.29	0.09	0.16 [1]	0.17
Net realized and unrealized gain (loss) on
investments	0.09		(1.14)	0.29	0.82	1.08	(0.50)
Total from investment operations	0.17		(0.95)	0.58	0.91	1.24	(0.33)
Less Distributions From:
Net investment income	(0.10)		(0.18)	(0.20)	(0.12)	(0.14)	(0.21)
Capital gains	–		(0.07)	(0.41)	(0.50)	(0.55)	(0.28)
Total distributions	(0.10)		(0.25)	(0.61)	(0.62)	(0.69)	(0.49)
Net increase (decrease) in net asset value	0.07		(1.20)	(0.03)	0.29	0.55	(0.82)
Net Asset Value at end of period	$7.02		$6.95	$8.15	$8.18	$7.89	$7.34
Total Return (%)[2]	2.50	[3]	(11.79)	7.20	11.77	17.10	(4.04)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$56,999		$56,944	$71,328	$70,125	$62,469	$62,556
Ratios of expenses to average net assets (%)	0.30	[4]	0.31	0.31	0.30	0.30	0.03 [5]
Ratio of net investment income to average net assets (%)	2.30	[4]	2.38	3.40	1.09	1.97	1.88 [5]
Portfolio turnover (%)[6]	148	[3]	303	215	372	244	33

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.

6Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
	6/30/23		2022	2021	2020	2019	2018
CLASS I
Net Asset Value at beginning of period	$6.33		$7.49	$7.52	$7.21	$6.66	$7.55
Income from Investment Operations:
Net investment income	0.06		0.18	0.31	0.08	0.15 [1]	0.16
Net realized and unrealized gain (loss) on
Investments	0.11		(1.01)	0.36	0.81	1.09	(0.52)
Total from investment operations	0.17		(0.83)	0.67	0.89	1.24	(0.36)
Less Distributions From:
Net investment income	(0.08)		(0.17)	(0.21)	(0.10)	(0.14)	(0.21)
Capital gains	(0.00	)2	(0.16)	(0.49)	(0.48)	(0.55)	(0.32)
Total distributions	(0.08)		(0.33)	(0.70)	(0.58)	(0.69)	(0.53)
Net increase (decrease) in net asset value	0.09		(1.16)	(0.03)	0.31	0.55	(0.89)
Net Asset Value at end of period	$6.42		$6.33	$7.49	$7.52	$7.21	$6.66
Total Return (%)[3]	2.84	[4]	(11.35)	8.91	12.51	18.86	(4.88)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$37,142		$36,024	$40,984	$41,990	$37,060	$38,424
Ratios of expenses to average net assets (%)	0.30	[5]	0.31	0.31	0.30	0.30	0.03 [6]
Ratio of net investment income to average net
assets (%)	2.12	[5]	2.57	3.71	1.08	1.94	1.69 [6]
Portfolio turnover (%)[7]	142	[4]	309	209	367	258	30

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Amounts represent less than $(0.005) per share.

3 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4 Not annualized.

5 Annualized.

6 Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.

7 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

MADISON TARGET RETIREMENT 2050 FUND

	(unaudited)
	Six-Months			Year Ended December 31,
	Ended
	6/30/23		2022	2021	2020	2019	2018
CLASS I
Net Asset Value at beginning of period	$11.01		$13.21	$13.00	$12.37	$12.03	$13.60
Income from Investment Operations:
Net investment income	0.10		0.33	0.57	0.13	0.26 [1]	0.26
Net realized and unrealized gain (loss) on
investments	0.24		(1.76)	0.74	1.43	2.10	(1.06)
Total from investment operations	0.34		(1.43)	1.31	1.56	2.36	(0.80)
Less Distributions From:
Net investment income	(0.18)		(0.33)	(0.38)	(0.18)	(0.22)	(0.38)
Capital gains	(0.02)		(0.44)	(0.72)	(0.75)	(1.80)	(0.39)
Total distributions	(0.20)		(0.77)	(1.10)	(0.93)	(2.02)	(0.77)
Net increase (decrease) in net asset value	0.14		(2.20)	0.21	0.63	0.34	(1.57)
Net Asset Value at end of period	$11.15		$11.01	$13.21	$13.00	$12.37	$12.03
Total Return (%)[2]	3.08	[3]	(11.04)	10.22	12.80	20.55	(5.85)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$30,019		$28,467	$34,283	$30,437	$24,850	$23,081
Before waiver of expenses by Adviser (%)	0.30	[4]	0.31	0.30	0.30	0.30	0.035
Ratio of net investment income to average net assets (%)	1.96	[4]	2.63	4.34	1.07	1.95	1.615
Portfolio turnover (%)[6]	157	[3]	329	228	390	292	37

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

3 Not annualized.

4 Annualized.

5 Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2023

Notes to Financial Statements

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The Funds are the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) serves as the funds’ investment adviser. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer Class I shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: The Trust and each series of the Trust, referred to individually as a fund, values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded Funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2023

Notes to Financial Statements (unaudited) - continued

or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer. Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2023

Notes to Financial Statements (unaudited) - continued

Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. Fixed income securities either newly issued or not being priced for various reasons by one of our approved pricing sources may also be fair valued. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday. Recently Issued Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Trust expects the ASU will not have a material impact on the Funds’ financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2023

Notes to Financial Statements (unaudited) - continued

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2023, none of the Funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” For the period ended, June 30, 2023, The International Stock Fund had net realized losses of $(2,071) foreign currency transactions. As of June 30, 2023, only the International Stock Fund had open foreign currency transactions. The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2023, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2023

Notes to Financial Statements (unaudited) - continued

the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At June 30, 2023, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2023, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

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Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2023, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2023, in valuing the Funds’ investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/23
Conservative Allocation
Investment Companies	$109,515,499	$—	$—	$109,515,499
Short-Term Investments	4,068,816	—	—	4,068,816
	113,584,315	—	—	113,584,315
Moderate Allocation
Investment Companies	113,088,679	—	—	113,088,679
Short-Term Investments	3,435,872	—	—	3,435,872
	116,524,551	—	—	116,524,551
Aggressive Allocation
Investment Companies	39,036,696	—	—	39,036,696
Short-Term Investments	1,942,581	—	—	1,942,581
	40,979,277	—	—	40,979,277
Core Bond
Asset Backed Securities	—	2,464,188	—	2,464,188
Collateralized Mortgage Obligations	—	3,046,665	—	3,046,665
Commercial Mortgage-Backed Securities	—	1,613,900	—	1,613,900
Corporate Notes and Bonds	—	23,721,378	—	23,721,378
Foreign Corporate Bonds	—	3,404,333	—	3,404,333
Long Term Municipal Bonds	—	1,822,745	—	1,822,745
Mortgage Backed Securities	—	21,973,737	—	21,973,737
U.S. Government and Agency Obligations	—	19,140,723	—	19,140,723
Short-Term Investments	1,985,517	—	—	1,985,517
	1,985,517	77,187,669	—	79,173,186
High Income
Corporate Notes and Bonds	—	10,655,526	—	10,655,526
Foreign Corporate Bonds	—	729,207		729,207

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Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/23
Exchange Traded Funds	442,913	—	—	442,913
Short-Term Investments	1,198,175	—	—	1,198,175
	1,641,088	11,384,733	—	13,025,821
Diversified Income
Common Stocks	119,288,106	—	—	119,288,106
Asset Backed Securities	—	1,673,894	—	1,673,894
Collateralized Mortgage Obligations	—	2,840,509	—	2,840,509
Commercial Mortgage-Backed Securities	—	982,981	—	982,981
Corporate Notes and Bonds	—	16,041,410	—	16,041,410
Foreign Corporate Bonds	—	2,021,461	—	2,021,461
Long Term Municipal Bonds	—	1,122,457	—	1,122,457
Mortgage Backed Securities	—	17,938,757	—	17,938,757
U.S. Government and Agency Obligations	—	15,376,147	—	15,376,147
Short-Term Investments	2,040,008	—	—	2,040,008
	121,328,114	57,997,616	—	179,325,730
Large Cap Value
Common Stocks	189,017,691	—	—	189,017,691
Short-Term Investments	2,047,413	—	—	2,047,413
	191,065,104	—	—	191,065,104
Large Cap Growth
Common Stocks	189,590,828	—	—	189,590,828
Short-Term Investments	4,180,453	—	—	4,180,453
	193,771,281	—	—	193,771,281
Mid Cap
Common Stocks	139,192,603	—	—	139,192,603
Short-Term Investments	8,110,059	—	—	8,110,059
	147,302,662	—	—	147,302,662
International Stock
Common Stocks
Australia	300,716	—	—	300,716
Brazil	494,936	—	—	494,936
Canada	1,222,059	—	—	1,222,059
China	1,484,876	—	—	1,484,876
Denmark	360,948	—	—	360,948
France	2,168,756	—	—	2,168,756
Germany	2,505,654	—	—	2,505,654
Hong Kong	350,173	—	—	350,173
India	1,497,345	—	—	1,497,345
Ireland	429,608	—	—	429,608
Israel	293,901	—	—	293,901
Italy	240,655	—	—	240,655
Japan	3,153,797	—	—	3,153,797
Mexico	1,045,998	—	—	1,045,998
Netherlands	935,335	—	—	935,335
Norway	235,433	—	—	235,433
Switzerland	1,267,465	—	—	1,267,465
Taiwan	308,714	—	—	308,714

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Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/23
United Kingdom	2,130,033	—	—	2,130,033
Exchange Traded Funds	308,560	—	—	308,560
Short-Term Investments	578,312	—	—	578,312
	21,313,274	—	—	21,313,274

Madison Target Retirement 2020	17,656,327	—	—	17,656,327
Madison Target Retirement 2030	56,649,702	—	—	56,649,702
Madison Target Retirement 2040	37,114,294	—	—	37,114,294
Madison Target Retirement 2050	30,153,090	—	—	30,153,090

1 See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

4. ADVISORY, DISTRIBUTION, ADMINISTRATIVE SERVICES AGREEMENTS AND OTHER EXPENSES

Investment Advisory Agreements: The Investment Adviser is entitled to receive an advisory fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each Fund as follows as of June 30, 2023:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	International Stock	1.15%
Core Bond	0.55%	Madison Target Retirement 2020	0.25%
High Income	0.75%	Madison Target Retirement 2030	0.25%
Diversified Income	0.70%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

The Investment Advisory Agreement for the Core Funds and the Target Allocation Funds is structured as a “unitary fee arrangement” and, as such, requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment management services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The unitary fee arrangement with these Funds does not cover, and therefore these Funds pay directly for, the following fees and expenses: (i) fees and expenses of the independent Trustees; (ii) fees and expenses of independent counsel to the independent Trustees; (iii) fees and expenses of the Trust’s independent registered public accountant; (iv) brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; (v) costs of borrowing money, overdrafts (if any) and any potential taxes owed; and (vi) extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent Trustees.

In contrast, the Investment Advisory Agreement for the Target Date Funds is not structured as a “unitary fee arrangement.” Accordingly, under the Investment Advisory Agreement for these funds, the Investment Adviser is only responsible for providing investment management services to the funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Administrative Services Agreement (discussed below).

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Administrative Services Agreement - Target Date Funds: With respect to the Target Date Funds only, in addition to the advisory fee, the Investment Adviser is entitled to receive an administrative services fee pursuant to the terms of a separate Administrative Services Agreement. Under this agreement, Madison provides or arranges for the Target Date Funds to have all operational and support services needed by the funds, for which Madison is entitled to receive a fee of 0.05% annually based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly. Fees and expenses of independent counsel to the independent Trustees and fees and expenses of the Trust’s independent registered public accountant are covered under this agreement.

The Administrative Services Agreement with the Target Retirement Fund does not cover, and therefore these Funds pay directly for, the following expenses: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with Fund transactions, interest or fees in connection with Fund indebtedness or taxes paid in connection with portfolio securities held, (ii) acquired Fund fees, if any, and (iii) any extraordinary or nonrecurring expenses (such as fees and expenses relating to any temporary line of credit the Funds maintain , and overdrafts and (iv) Independent Trustee compensation, including Lead Independent Trustee compensation.

Other Expenses: Due to the “unitary fee arrangement” in place with respect to the Core Funds and the Target Allocation Funds, and the Administrative Services Agreement arrangement in place with respect to the Target Date Funds, the former group of Funds is directly responsible for certain fees and expenses that differ somewhat from the fees and expenses for which the latter group is directly responsible.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each Fund’s daily net assets. MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the period ended June 30, 2023, no fees were waived. MFD does not have the right to recoup waived fees.

Officers and Trustees: Certain officers and Trustees of the Trust may also be officers, directors and/or employees of the Adviser or its affiliates. The Trust does not compensate its officers or Trustees who are officers, directors and/ or employees of the Adviser or its affiliates. The Independent Trustees fees are a direct expense of the Funds which is included in the “Trustee fees” line item on the Statements of Operations. The Nominating and Governance Committee of the Board reviews fees paid to Independent Trustees periodically, and may change such fees at any time.

5. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

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6. SECURITIES TRANSACTIONS

For the period ended June 30, 2023, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	34,835,823	$35,046,063
Moderate Allocation	—	—	37,312,686	36,104,365
Aggressive Allocation	—	—	13,160,733	11,191,942
Core Bond	5,898,597	8,711,318	8,344,045	7,338,288
High Income	—	—	1,099,101	1,933,418
Diversified Income	11,930,088	8,075,004	23,026,515	31,280,013
Large Cap Value	—	—	28,438,035	35,599,494
Large Cap Growth	—	—	10,837,383	23,395,756
Mid Cap	—	—	8,959,144	18,661,405
International Stock	—	—	2,532,077	4,298,263
Madison Target Retirement 2020	—	—	25,896,234	26,061,702
Madison Target Retirement 2030	—	—	77,915,432	76,072,181
Madison Target Retirement 2040	—	—	50,045,728	47,799,630
Madison Target Retirement 2050	—	—	43,617,679	42,704,474

7. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund’s financial position, and results of operations. As of June 30, 2023, the Funds did not hold any derivatives.

There is no impact on the financial statements of the other funds as they did not hold derivative investments during the period ended June 30, 2023.

8. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered

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realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended June 30, 2023, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. During the period ended June 30, 2023, the Fund did not enter into any options on futures contracts.

9. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security. Certain of the Funds have reclaimed receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in other assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

10. SECURITIES LENDING

The Board of Trustees has authorized the funds, other than the Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized Funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and

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collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The Funds do not have a master netting agreement.

As of June 30, 2023, the aggregate fair value of securities on loan for the Trust was $10,755,916. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each Fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$2,079,326	$1,838,728	$267,859
Moderate Allocation	2,511,640	408,924	2,170,037
Aggressive Allocation	364,839	358,182	10,928
Core Bond	1,245,916	1,267,268	—
High Income	1,526,487	1,114,105	444,842
Diversified Income	1,059,649	1,077,503	—
Large Cap Growth	1,021,972	1,033,560	—
Mid Cap	609,137	616,044	—
International Stock	336,950	337,527	—

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

		Remaining Contractual Maturity of the Agreements
		As of June 30, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Conservative Allocation
Government Money Market	$1,838,728	$—	$—	$—	$1,838,728
Total Borrowings	$1,838,728	$—	$—	$—	$1,838,728
Gross amount of recognized liabilities for securities lending transactions					$1,838,728

Moderate Allocation
Government Money Market	$408,924	$—	$—	$—	$408,924
Total Borrowings	$408,924	$—	$—	$—	$408,924
Gross amount of recognized liabilities for securities lending transactions					$408,924

Aggressive Allocation
Government Money Market	$358,182	$—	$—	$—	$358,182

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Total Borrowings	$358,182	$—	$—	$—	$358,182
Gross amount of recognized liabilities for securities lending transactions					$358,182

Core Bond
Government Money Market	$1,267,268	$—	$—	$—	$1,267,268
Total Borrowings	$1,267,268	$—	$—	$—	$1,267,268
Gross amount of recognized liabilities for securities lending transactions					$1,267,268

High Income
Government Money Market	$1,114,105	$—	$—	$—	$1,114,105
Total Borrowings	$1,114,105	$—	$—	$—	$1,114,105
Gross amount of recognized liabilities for securities lending transactions					$1,114,105

Diversified Income
Government Money Market	$1,077,503	$—	$—	$—	$1,077,503
Total Borrowings	$1,077,503	$—	$—	$—	$1,077,503
Gross amount of recognized liabilities for securities lending transactions					$1,077,503

Large Cap Growth
Government Money Market	$1,033,560	$—	$—	$—	$1,033,560
Total Borrowings	$1,033,560	$—	$—	$—	$1,033,560
Gross amount of recognized liabilities for securities lending transactions					$1,033,560

Mid Cap
Government Money Market	$616,044	$—	$—	$—	$616,044
Total Borrowings	$616,044	$—	$—	$—	$616,044
Gross amount of recognized liabilities for securities lending transactions					$1,033,560

International Stock
Government Money Market	$337,527	$—	$—	$—	$337,527
Total Borrowings	$337,527	$—	$—	$—	$337,527
Gross amount of recognized liabilities for securities lending transactions					$337,527

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

11. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements. The Funds have not recorded any liabilities for material unrecognized tax benefits as of December 31, 2022. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2019 through December 31, 2022.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2022, which are available to offset future capital gains, if any, realized through the fiscal year listed:

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Notes to Financial Statements (unaudited) - continued

	No Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$2,752,692	$–
Core Bond	396,881	956,143
High Income	479,206	1,905,698
International Stock	173,074	1,002,741
Madison Target Retirement 2020	1,457,251	276,270
Madison Target Retirement 2030	638,623	–

At June 30, 2023, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$5,161,652	$(8,244,407)	$(3,082,755)
Moderate Allocation	8,595,867	(4,084,038)	4,511,829
Aggressive Allocation	3,759,825	(1,263,290)	2,496,535
Core Bond	206,387	(8,344,499)	(8,138,112)
High Income	1,397	(1,644,100)	(1,642,703)
Diversified Income	30,233,249	(8,932,289)	21,300,960
Large Cap Value	32,666,767	(6,463,538)	26,203,229
Large Cap Growth	82,590,944	(4,903,753)	77,687,191
Mid Cap	74,937,747	(387,993)	74,549,754
International Stock	2,130,065	(3,467,909)	(1,337,844)
Madison Target Retirement 2020	(89,383)	(109,860)	(199,243)
Madison Target Retirement 2030	93,397	(339,400)	(246,003)
Madison Target Retirement 2040	210,587	(236,879)	(26,292)
Madison Target Retirement 2050	121,584	(176,353)	(54,769)

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2023, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, including the Madison Funds (the “Affiliated Underlying Funds”), which may be deemed to be under common control because of the same or investment adviser and membership in a common family of investment companies. Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2023 follows:

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2023

Notes to Financial Statements (unaudited) - continued

	Beginning				Change in
	value			Realized	Unrealized
Fund/Underlying	as of	Gross	Gross	Gain	Appreciation	Value at		Dividend	Distributions
Fund	12/31/22	Additions	Sales	(Loss)	(depreciation)	6/30/2023	Shares	Income	Received1

Conservative Allocation Fund
Madison Core Bond
Fund Class R6	$33,072,648	$–	$–	$–	$188,341	$33,260,989	$3,766,816	$497,853	$–
Madison Dividend
Income Fund
Class R6	4,065,461	–	(1,123,323)	(185,795)	93,254	2,849,597	104,765	36,391	–
Madison Investors
Fund Class R6	7,422,979	–	–	–	1,158,725	8,581,704	324,573	–	–
Totals	$44,561,088	$–	$(1,123,323)	$(185,795)	$1,440,320	$44,692,290		$534,244	$–

Moderate Allocation Fund
Madison Core Bond
Fund Class R6	$22,844,236	$–	$–	$–	$130,093	$22,974,329	$2,601,849	$343,881	$–
Madison Dividend
Income Fund
Class R6	6,827,124	–	(3,015,011)	186,924	(391,168)	3,607,869	132,642	55,095	–
Madison Investors
Fund Class R6	12,491,653	–	–	–	1,949,943	14,441,596	546,203	–	–
Madison Mid Cap
Fund R6	1,411,330	–	–	–	180,100	1,591,430	109,152	–	–
Totals	$43,574,343	$–	$(3,015,011)	$186,924	$1,868,968	$42,615,224		$398,976	$–

Aggressive Allocation Fund
Madison Core Bond
Fund Class R6	$3,285,507	$92,240	$–	$–	$18,397	$3,396,144	$384,614	$50,612	$–
Madison Dividend
Income Fund
Class R6	3,211,927	–	(1,665,927)	191,846	(284,926)	1,452,920	53,416	24,186	–
Madison Investors
Fund Class R6	5,436,957	–		–	–	848,708	6,285,665	237,733	–
Madison Mid Cap
Fund R6	589,944	–		–	–	75,283	665,227	45,626	–
Totals	$12,524,335	$92,240	$(1,665,927)	$191,846	$657,462	$11,799,956		$74,798	$–

1 Distributions received include distributions from net investment income and from capital gains from the underlying funds.

13. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2023

Notes to Financial Statements (unaudited) - continued

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds. Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other Funds with a similar investment objective. The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

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U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued. Effective July 31, 2023, the Ultra Series Diversified Income Fund changed its investment strategy from investing in individual equity and fixed income security holdings to investing primarily in shares of other registered investment companies. In connection with this change, the Fund’s day-to-day portfolio management team and expense structure of the fund changed but the total annual estimated expenses remained the same. The Fund’s investment objective did not change. No other events have taken place that meet the definition of a subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund | June 30, 2023

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include, among other things, investment management fees; 12b-1 fees (Class II only); brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; and costs of borrowing money. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2023. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Expenses
	Class I				Class II
				Expenses			Expenses
	Beginning	Ending	Annual	Paid	Ending	Annual	Paid
	Account	Account	Expense	During	Account	Expense	During
Fund	Value	Value	Ratio	Period	Value	Ratio	Period
Conservative Allocation Fund*	$1,000	$1,041.90	0.32%	$1.62	$1,040.60	0.57%	$2.88
Moderate Allocation Fund*	1,000	1,056.10	0.32%	1.63	1,054.80	0.57%	2.90
Aggressive Allocation Fund*	1,000	1,068.70	0.32%	1.64	1,067.40	0.57%	2.92
Core Bond Fund	1,000	1,021.00	0.57%	2.86	1,019.70	0.82%	4.11
High Income Fund	1,000	1,036.80	0.77%	3.89	1,035.50	1.02%	5.15
Diversified Income Fund	1,000	994.90	0.72%	3.56	993.60	0.97%	4.79
Large Cap Value Fund	1,000	985.70	0.62%	3.05	984.50	0.87%	4.28
Large Cap Growth Fund	1,000	1,156.50	0.82%	4.38	1,155.10	1.07%	5.72
Mid Cap Fund	1,000	1,127.60	0.92%	4.85	1,126.20	1.17%	6.17
International Stock Fund	1,000	1,111.70	1.17%	6.13	1,110.30	1.42%	7.43
Target Retirement 2020 Fund*	1,000	1,017.90	0.30%	1.50	N/A	N/A	N/A
Target Retirement 2030 Fund*	1,000	1,025.00	0.30%	1.51	N/A	N/A	N/A
Target Retirement 2040 Fund*	1,000	1,028.40	0.30%	1.51	N/A	N/A	N/A
Target Retirement 2050 Fund*	1,000	1,030.80	0.30%	1.51	N/A	N/A	N/A

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Ultra Series Fund | Other Information (unaudited)- continued | June 30, 2023

Other Information (unaudited) - continued

	Hypothetical Expenses
	Class I				Class II
				Expenses			Expenses
	Beginning	Ending	Annual	Paid	Ending	Annual	Paid
	Account	Account	Expense	During	Account	Expense	During
Fund	Value	Value	Ratio	Period	Value	Ratio	Period
Conservative Allocation Fund*	$1,000	$1,023.21	0.32%	$1.61	$1,021.97	0.57%	$2.86
Moderate Allocation Fund*	1,000	1,023.21	0.32%	1.61	1,021.97	0.57%	2.86
Aggressive Allocation Fund*	1,000	1,023.21	0.32%	1.61	1,021.97	0.57%	2.86
Core Bond Fund	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income Fund	1,000	1,020.98	0.77%	3.86	1,019.74	1.02%	5.11
Diversified Income Fund	1,000	1,021.22	0.72%	3.61	1,019.98	0.97%	4.86
Large Cap Value Fund	1,000	1,021.72	0.62%	3.11	1,020.48	0.87%	4.36
Large Cap Growth Fund	1,000	1,020.73	0.82%	4.11	1,019.49	1.07%	5.36
Mid Cap Fund	1,000	1,020.23	0.92%	4.61	1,018.99	1.17%	5.86
International Stock Fund	1,000	1,018.99	1.17%	5.86	1,017.75	1.42%	7.10
Target Retirement 2020 Fund*	1,000	1,023.31	0.30%	1.51	N/A	N/A	N/A
Target Retirement 2030 Fund*	1,000	1,023.31	0.30%	1.51	N/A	N/A	N/A
Target Retirement 2040 Fund*	1,000	1,023.31	0.30%	1.51	N/A	N/A	N/A
Target Retirement 2050 Fund*	1,000	1,023.31	0.30%	1.51	N/A	N/A	N/A

*The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Ultra Series Fund (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”).The Program seeks to promote effective liquidity risk management for each series of the Trust (individually, a “fund” and collectively, the “funds”) and to protect fund shareholders from dilution of their interests. The Board of Trustees of the Trust (the “Board”) has appointed the funds’ Chief Compliance Officer as the program administrator (the “Program Administrator”).The Program Administrator is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquidity investment minimum (“HLIM”), if applicable, and any material changes to the Program.

On May 20, 2021, the Board reviewed the Program Administrator’s annual written report for the period of the first quarter of 2020 through the fourth quarter of 2020 (the “Report”).The Report provided an assessment of each funds’ liquidity risk: the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator uses State Street Bank and Trust Company, a third-party vendor, to provide portfolio investment classification services, and the Report noted that each fund primarily held investments that were classified as highly liquid during the review period. The Report noted that each fund’s portfolio is expected to primarily hold highly liquid investments and each fund

Ultra Series Fund | Other Information (unaudited)- continued | June 30, 2023

Other Information (unaudited) - continued

will be considered a “primarily highly liquid fund” (as defined in the Program) and can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a HLIM for each fund and to adopt policies and procedures for responding to a HLIM shortfall. None of the funds held a significant portion of illiquid investments and the Trust was not required to file Form N-LIQUID during the review period. The Report noted that no material changes had been made to the Program since the Board’s initial approval of the Program

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Form NPORT-P is available to shareholders on the SEC’s website at www.sec.gov. Form NPORT-P may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders in the funds’ Statement of Additional Information on the SEC’s website at www.sec. gov. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 is available to shareholders on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may”, “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

Item 2. Code of Ethic

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of Ethics – See Item 2

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act – filed herewith

(3) Not applicable

(4) There was no change in the registrant’s independent accountant for the period covered by this report

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act – Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Steven J. Fredricks
Steven J. Fredricks, Chief Compliance Officer

Date: August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer

Date: August 28, 2023

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer and Principal Accounting Officer

Date: August 28, 2023